UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-1677

John Hancock Capital Series
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer
601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2012

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock

# U.S. Global Leaders Growth Fund

**Annual Report**
10.31.12

A look at performance

Total returns for the period ended October 31, 2012

	Average annual total returns (%)			Cumulative total returns (%)
	with maximum sales charge			with maximum sales charge

	1-year	5-year	10-year	1-year	5-year	10-year

Class A	11.11	3.17	4.99	11.11	16.88	62.76

Class B	11.07	3.10	4.90	11.07	16.49	61.31

Class C	15.07	3.46	4.75	15.07	18.53	59.01

Class I1	17.36	4.69	5.98	17.36	25.76	78.79

Class R2[1,2]	17.05	4.17	5.45	17.05	22.66	69.97

Class R6[1,2]	17.42	4.66	5.96	17.42	25.56	78.40

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class I, Class R2 and Class R6 shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 2-28-13 for Class R6 shares. Had the fee waivers and expense limitations not been in place gross expenses would apply. For all other classes the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R2*	Class R6
Net (%)	1.26	2.01	2.01	0.93	1.37	0.85
Gross (%)	1.26	2.01	2.01	0.93	1.37	0.87

* Expenses have been estimated for the Class’s first full year of operations.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

See the following page for footnotes.

6	U.S. Global Leaders Growth Fund | Annual report

		Without	With maximum
	Start date	sales charge	sales charge	Index 1	Index 2

Class B3	10-31-02	$16,131	$16,131	$19,500	$19,940

Class C3	10-31-02	15,901	15,901	19,500	19,940

Class I2	10-31-02	17,879	17,879	19,500	19,940

Class R2[2]	10-31-02	16,997	16,997	19,500	19,940

Class R6[2]	10-31-02	17,840	17,840	19,500	19,940

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Russell 1000 Growth Index is an unmanaged index of companies in the Russell 1000 Index (the 1,000 largest U.S. publicly traded companies) with high price-to-book ratios and higher forecasted growth values.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

Footnotes related to performance pages

1 For certain types of investors, as described in the Fund’s prospectuses.
2 Class R6 shares and Class R2 shares were first offered on 9-1-11 and 3-1-12, respectively. Returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R6 shares and Class R2 shares, as applicable.
3 No contingent deferred sales charge is applicable.

Annual report | U.S. Global Leaders Growth Fund	7

Management’s discussion of

Fund performance

By Sustainable Growth Advisers, LP

U.S. stocks generated double-digit gains for the 12 months ended October 31, 2012. Much of the rally occurred during the first half of the reporting period, when improving U.S. economic data eased recession fears and European authorities appeared to be making progress on resolving the Continent’s persistent sovereign debt problems. Stock market volatility increased over the last six months of the period as uneven U.S. economic data, renewed European debt troubles, slower growth in China and other emerging economies and the looming “fiscal cliff” in the U.S. (the year-end expiration of certain tax cuts and the mandated implementation of federal government spending reductions) contributed to an uncertain investing environment.

For the year ended October 31, 2012, John Hancock U.S. Global Leaders Growth Fund’s Class A shares posted a total return of 16.96%, excluding sales charges. By comparison, the S&P 500 Index returned 15.21%, the Russell 1000 Growth Index returned 13.02%, and the average large-cap growth fund, according to Morningstar, Inc., returned 10.10%.

Stock selection was most successful in the information technology and health care sectors of the Fund’s portfolio. In the technology sector, the best performance contributors included online auctioneer eBay, Inc. and credit card processor Visa, Inc. Danish drug maker Novo Nordisk A/S was the top contributor in the health care sector.

Among the few stocks in the Fund’s portfolio to post negative returns during the 12-month period, the most significant was mining equipment producer Joy Global, Inc., which was added to the Fund in late 2011. Other notable decliners in the Fund’s portfolio included French food products company Danone SA and energy equipment and services provider Schlumberger, Ltd. During the 12-month period, we eliminated a handful of holdings from the portfolio and added a similar number that we believe offer more promising growth prospects.

This commentary reflects the views of the portfolio managers through the end of the period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors. The Fund is non-diversified, which allows it to make larger investments in individual companies. Non-diversified funds tend to be more volatile than diversified funds and the market as a whole.

International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting. These risks are more significant in emerging markets. Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

8	U.S. Global Leaders Growth Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the Fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on May 1, 2012 with the same investment held until October 31, 2012.

	Account value	Ending value	Expenses paid during
	on 5-1-12	on 10-31-12	period ended 10-31-12[1]

Class A	$1,000.00	$997.70	$6.48

Class B	1,000.00	994.20	10.23

Class C	1,000.00	994.20	10.23

Class I	1,000.00	999.50	4.77

Class R2	1,000.00	998.60	5.68

Class R6	1,000.00	999.70	4.27

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at October 31, 2012, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | U.S. Global Leaders Growth Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on May 1, 2012, with the same investment held until October 31, 2012. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 5-1-12	on 10-31-12	period ended 10-31-12[1]

Class A	$1,000.00	$1,018.70	$6.55

Class B	1,000.00	1,014.90	10.33

Class C	1,000.00	1,014.90	10.33

Class I	1,000.00	1,020.40	4.82

Class R2	1,000.00	1,019.50	5.74

Class R6	1,000.00	1,020.90	4.32

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.29%, 2.04%, 2.04%, 0.95%, 1.13% and 0.85% for Class A, Class B, Class C, Class I, Class R2 and Class R6 shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

10	U.S. Global Leaders Growth Fund | Annual report

Portfolio summary

Top 10 Holdings (42.1% of Net Assets on 10-31-12)[1,2]

Colgate-Palmolive Company	5.0%	Google, Inc., Class A	4.0%

Apple, Inc.	4.9%	National Oilwell Varco, Inc.	4.0%

Ecolab, Inc.	4.3%	The Coca-Cola Company	4.0%

eBay, Inc.	4.1%	Automatic Data Processing, Inc.	3.9%

Yum! Brands, Inc.	4.0%	Monsanto Company	3.9%

Sector Composition[1,3]

Information Technology	29.1%	Energy	6.9%

Health Care	14.7%	Financials	6.1%

Consumer Staples	13.9%	Industrials	2.2%

Consumer Discretionary	11.5%	Short-Term Investments & Other	4.4%

Materials	11.2%

1 As a percentage of net assets on 10-31-12.
2 Cash and cash equivalents not included.
3 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

Annual report | U.S. Global Leaders Growth Fund	11

Fund’s investments

As of 10-31-12

	Shares	Value

Common Stocks 95.6%		$663,597,957

(Cost $491,470,573)

Consumer Discretionary 11.5%		79,683,518

Hotels, Restaurants & Leisure 8.8%

Starbucks Corp.	444,720	20,412,648

Starwood Hotels & Resorts Worldwide, Inc.	239,730	12,430,001

Yum! Brands, Inc.	398,790	27,959,167

Internet & Catalog Retail 2.7%

Amazon.com, Inc. (I)	81,100	18,881,702

Consumer Staples 13.9%		96,737,296

Beverages 7.0%

Companhia de Bebidas das Americas, ADR	519,570	21,193,260

The Coca-Cola Company	737,600	27,423,968

Food Products 1.9%

Danone SA, ADR	1,080,670	13,292,241

Household Products 5.0%

Colgate-Palmolive Company	331,820	34,827,827

Energy 6.9%		47,913,266

Energy Equipment & Services 6.9%

National Oilwell Varco, Inc.	376,530	27,750,261

Schlumberger, Ltd.	289,990	20,163,005

Financials 6.1%		42,229,227

Capital Markets 3.2%

State Street Corp.	492,450	21,948,497

Consumer Finance 2.9%

American Express Company	362,350	20,280,730

Health Care 14.7%		102,330,387

Health Care Equipment & Supplies 2.9%

Intuitive Surgical, Inc. (I)	37,570	20,371,205

Health Care Technology 3.4%

Cerner Corp. (I)(L)	308,620	23,513,758

Pharmaceuticals 8.4%

Mylan, Inc. (I)	852,130	21,592,974

Novo Nordisk A/S, ADR (L)	104,490	16,748,702

Perrigo Company (L)	174,800	20,103,748

12	U.S. Global Leaders Growth Fund | Annual report	See notes to financial statements

		Shares	Value
Industrials 2.2%			$15,052,948

Machinery 2.2%

Joy Global, Inc. (L)		241,040	15,052,948

Information Technology 29.1%			201,882,557

Communications Equipment 3.0%

QUALCOMM, Inc.		357,850	20,961,064

Computers & Peripherals 4.9%

Apple, Inc.		56,790	33,795,729

Internet Software & Services 8.1%

eBay, Inc. (I)		593,770	28,673,152

Google, Inc., Class A (I)		40,830	27,755,009

IT Services 7.0%

Automatic Data Processing, Inc.		470,790	27,206,954

Visa, Inc., Class A		154,500	21,438,420

Software 6.1%

Red Hat, Inc. (I)		409,450	20,132,657

SAP AG, ADR (L)		300,680	21,919,572

Materials 11.2%			77,768,758

Chemicals 11.2%

Ecolab, Inc.		427,070	29,724,072

Monsanto Company		315,120	27,122,378

Praxair, Inc. (L)		196,990	20,922,308

	Yield	Shares	Value

Securities Lending Collateral 4.6%			$31,698,787

(Cost $31,693,167)
John Hancock Collateral Investment Trust (W)	0.3146% (Y)	3,167,282	31,698,787

Total investments (Cost $523,163,740)† 100.2%			$695,296,744

Other assets and liabilities, net (0.2%)			($1,297,605)

Total net assets 100.0%			$693,999,139

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

(I) Non-income producing security.

(L) A portion of this security is on loan as of 10-31-12.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. This investment represents securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 10-31-12.

† At 10-31-12, the aggregate cost of investment securities for federal income tax purposes was $529,906,345. Net unrealized appreciation aggregated $165,390,399, of which $170,456,839 related to appreciated investment securities and $5,066,440 related to depreciated investment securities.

See notes to financial statements	Annual report | U.S. Global Leaders Growth Fund	13

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 10-31-12

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $491,470,573) including
$31,300,920 of securities loaned	$663,597,957
Investments in affiliated issuers, at value (Cost $31,693,167)	31,698,787

Total investments, at value (Cost $523,163,740)	695,296,744
Cash	33,531,120
Receivable for fund shares sold	4,526,574
Dividends and interest receivable	408,436
Receivable for securities lending income	12,607
Other receivables and prepaid expenses	92,372

Total assets	733,867,853

Liabilities

Payable for fund shares repurchased	7,321,926
Payable upon return of securities loaned	31,658,065
Payable to affiliates
Accounting and legal services fees	19,612
Transfer agent fees	100,263
Distribution and service fees	182,425
Trustees’ fees	46,564
Investment management fees	445,865
Other liabilities and accrued expenses	93,994

Total liabilities	39,868,714

Net assets

Paid-in capital	$512,194,498
Accumulated net investment loss	(31,364)
Accumulated net realized gain (loss) on investments	9,703,001
Net unrealized appreciation (depreciation) on investments	172,133,004

Net assets	$693,999,139

14	U.S. Global Leaders Growth Fund | Annual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($413,491,844 ÷ 11,801,383 shares)	$35.04
Class B ($29,763,756 ÷ 919,846 shares)[1]	$32.36
Class C ($80,733,966 ÷ 2,494,466 shares)[1]	$32.37
Class I ($169,421,685 ÷ 4,649,356 shares)	$36.44
Class R2 ($296,243 ÷ 8,138 shares)	$36.40
Class R6 ($291,645 ÷ 7,998 shares)	$36.46

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$36.88

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.
2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Annual report | U.S. Global Leaders Growth Fund	15

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the year ended 10-31-12

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$6,443,074
Securities lending	237,645
Less foreign taxes withheld	(214,782)

Total investment income	6,465,937

Expenses

Investment management fees	4,069,877
Distribution and service fees	1,828,208
Accounting and legal services fees	119,371
Transfer agent fees	980,230
Trustees’ fees	30,831
State registration fees	97,781
Printing and postage	65,917
Professional fees	66,110
Custodian fees	62,562
Registration and filing fees	72,114
Other	25,107

Total expenses	7,418,108
Less expense reductions	(20,838)

Net expenses	7,397,270

Net investment loss	(931,333)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	16,960,836
Investments in affiliated issuers	14,105
Capital gain distributions received from affiliated underlying funds	2,583
16,977,524
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	62,241,077
Investments in affiliated issuers	(4,879)
62,236,198
Net realized and unrealized gain	79,213,722

Increase in net assets from operations	$78,282,389

16	U.S. Global Leaders Growth Fund | Annual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	10-31-12	10-31-11

Increase (decrease) in net assets

From operations
Net investment loss	($931,333)	($524,202)
Net realized gain	16,977,524	52,197,115
Change in net unrealized appreciation (depreciation)	62,236,198	(8,589,051)

Increase in net assets resulting from operations	78,282,389	43,083,862

Distributions to shareholders
From net realized gain
Class A	(9,343,569)	—
Class B	(894,644)	—
Class C	(1,973,172)	—
Class I	(1,730,469)	—
Class R6	(3,185)	—

Total distributions	(13,945,039)	—

From Fund share transactions	207,578,778	(21,884,218)

Total increase	271,916,128	21,199,644

Net assets

Beginning of year	422,083,011	400,883,367

End of year	$693,999,139	$422,083,011

Accumulated net investment loss	($31,364)	($37,586)

See notes to financial statements	Annual report | U.S. Global Leaders Growth Fund	17

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	10-31-12	10-31-11	10-31-10	10-31-09	10-31-08[1]	12-31-07

Per share operating performance

Net asset value, beginning of period	$30.97	$27.83	$23.89	$20.87	$28.80	$28.85
Net investment income (loss)[2]	(0.03)	—[3]	—[3]	0.02	0.03	0.03
Net realized and unrealized gain (loss)
on investments	5.08	3.14	3.96	3.30	(7.96)	1.04
Total from investment operations	5.05	3.14	3.96	3.32	(7.93)	1.07
Less distributions
From net investment income	—	—	(0.02)	(0.01)	—	—
From net realized gain	(0.98)	—	—	(0.29)	—	(1.12)
Total distributions	(0.98)	—	(0.02)	(0.30)	—	(1.12)
Net asset value, end of period	$35.04	$30.97	$27.83	$23.89	$20.87	$28.80
Total return (%)[4,5]	16.96	11.28	16.58	16.36	(27.53)[6]	3.67

Ratios and supplemental data

Net assets, end of period (in millions)	$413	$282	$264	$480	$552	$1,022
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.30	1.26	1.50	1.81[7]	1.38[8]	1.32
Expenses net of fee waivers	1.30	1.26	1.30	1.34[7]	1.30[8]	1.27
Expenses net of fee waivers and credits	1.30	1.26	1.30	1.33[7]	1.30[8]	1.27
Net investment income (loss)	(0.10)	(0.01)	0.01	0.10	0.13[8]	0.10
Portfolio turnover (%)	30	50	33	37	58	27

1 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
2 Based on the average daily shares outstanding.
3 Less than $0.005 per share.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
6 Not annualized.
7 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.
8 Annualized.

18	U.S. Global Leaders Growth Fund | Annual report	See notes to financial statements

CLASS B SHARES Period ended	10-31-12	10-31-11	10-31-10	10-31-09	10-31-08[1]	12-31-07

Per share operating performance

Net asset value, beginning of period	$28.89	$26.16	$22.60	$19.90	$27.64	$27.94
Net investment loss[2]	(0.26)	(0.21)	(0.19)	(0.13)	(0.13)	(0.18)
Net realized and unrealized gain (loss)
on investments	4.71	2.94	3.75	3.12	(7.61)	1.00
Total from investment operations	4.45	2.73	3.56	2.99	(7.74)	0.82
Less distributions
From net realized gain	(0.98)	—	—	(0.29)	—	(1.12)
Net asset value, end of period	$32.36	$28.89	$26.16	$22.60	$19.90	$27.64
Total return (%)[3,4]	16.07	10.44	15.75	15.47	(28.00)[5]	2.90

Ratios and supplemental data

Net assets, end of period (in millions)	$30	$27	$39	$47	$56	$107
Ratios (as a percentage of average
net assets):
Expenses before reductions	2.05	2.01	2.24	2.50[6]	2.13[7]	2.07
Expenses net of fee waivers	2.05	2.00	2.05	2.08[6]	2.05[7]	2.02
Expenses net of fee waivers and credits	2.05	2.00	2.05	2.07[6]	2.05[7]	2.02
Net investment loss	(0.85)	(0.75)	(0.75)	(0.65)	(0.63)[7]	(0.65)
Portfolio turnover (%)	30	50	33	37	58	27

1 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.
7 Annualized.

CLASS C SHARES Period ended	10-31-12	10-31-11	10-31-10	10-31-09	10-31-08[1]	12-31-07

Per share operating performance

Net asset value, beginning of period	$28.90	$26.16	$22.61	$19.90	$27.64	$27.94
Net investment loss[2]	(0.26)	(0.21)	(0.19)	(0.12)	(0.13)	(0.18)
Net realized and unrealized gain (loss)
on investments	4.71	2.95	3.74	3.12	(7.61)	1.00
Total from investment operations	4.45	2.74	3.55	3.00	(7.74)	0.82
Less distributions
From net realized gain	(0.98)	—	—	(0.29)	—	(1.12)
Net asset value, end of period	$32.37	$28.90	$26.16	$22.61	$19.90	$27.64
Total return (%)[3,4]	16.07	10.47	15.70	15.53	(28.00)[5]	2.90

Ratios and supplemental data

Net assets, end of period (in millions)	$81	$58	$60	$60	$62	$114
Ratios (as a percentage of average
net assets):
Expenses before reductions	2.05	2.01	2.23	2.51[6]	2.13[7]	2.07
Expenses net of fee waivers	2.05	2.01	2.05	2.08[6]	2.05[7]	2.02
Expenses net of fee waivers and credits	2.05	2.01	2.05	2.07[6]	2.05[7]	2.02
Net investment loss	(0.85)	(0.75)	(0.76)	(0.66)	(0.63)[7]	(0.65)
Portfolio turnover (%)	30	50	33	37	58	27

1 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.
7 Annualized.

See notes to financial statements	Annual report | U.S. Global Leaders Growth Fund	19

CLASS I SHARES Period ended	10-31-12	10-31-11	10-31-10	10-31-09	10-31-08[1]	12-31-07

Per share operating performance

Net asset value, beginning of period	$32.06	$28.69	$24.55	$21.37	$29.38	$29.28
Net investment income[2]	0.08	0.12	0.11	0.13	0.13	0.16
Net realized and unrealized gain (loss)
on investments	5.28	3.25	4.10	3.38	(8.14)	1.06
Total from investment operations	5.36	3.37	4.21	3.51	(8.01)	1.22
Less distributions
From net investment income	—	—	(0.07)	(0.04)	—	—
From net realized gain	(0.98)	—	—	(0.29)	—	(1.12)
Total distributions	(0.98)	—	(0.07)	(0.33)	—	(1.12)
Net asset value, end of period	$36.44	$32.06	$28.69	$24.55	$21.37	$29.38
Total return (%)[3]	17.36	11.75	17.15	16.94	(27.26)[4]	4.13

Ratios and supplemental data

Net assets, end of period (in millions)	$169	$55	$37	$26	$51	$7
Ratios (as a percentage of average
net assets):
Expenses before reductions	0.96	0.90	0.93	0.96[5]	0.89[6]	0.88
Expenses net of fee waivers	0.94	0.85	0.85	0.84[5]	0.85[6]	0.84
Expenses net of fee waivers and credits	0.94	0.85	0.85	0.84[5]	0.85[6]	0.84
Net investment income	0.24	0.39	0.43	0.60	0.60[6]	0.54
Portfolio turnover (%)	30	50	33	37	58	27

1 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Not annualized.
5 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.
6 Annualized.

CLASS R2 SHARES Period ended	10-31-12[1]

Per share operating performance

Net asset value, beginning of period	$34.46
Net investment income[2]	0.02
Net realized and unrealized gain on investments	1.92
Total from investment operations	1.94
Net asset value, end of period	$36.40
Total return (%)[4]	5.63[3]

Ratios and supplemental data

Net assets, end of period (in millions)	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.13[6]
Expenses net of fee waivers	1.13[6]
Net investment income	0.08[6]
Portfolio turnover (%)	30[7]

1 The inception date for Class R2 shares is 3-1-12.
2 Based on the average daily shares outstanding.
3 Not annualized.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Less than $500,000.
6 Annualized.
7 Portfolio turnover is shown for the period from 11-1-11 to 10-31-12.

20	U.S. Global Leaders Growth Fund | Annual report	See notes to financial statements

CLASS R6 SHARES Period ended	10-31-12	10-31-11[1]

Per share operating performance

Net asset value, beginning of period	$32.06	$30.81
Net investment income[2]	0.11	0.03
Net realized and unrealized gain on investments	5.27	1.22
Total from investment operations	5.38	1.25
Less distributions
From net realized gain	(0.98)	—
Total distributions	(0.98)	—
Net asset value, end of period	$36.46	$32.06
Total return (%)[3]	17.42	4.06[4]

Ratios and supplemental data

Net assets, end of period (in millions)	—[5]	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.88	0.88[6]
Expenses net of fee waivers	0.85	0.85[6]
Net investment income	0.30	0.66[6]
Portfolio turnover (%)	30	50[7]

1 The inception date for Class R6 shares is 9-1-11.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Not annualized.
5 Less than $500,000.
6 Annualized.
7 Portfolio turnover is shown for the period from 11-1-10 to 10-31-11.

See notes to financial statements	Annual report | U.S. Global Leaders Growth Fund	21

Notes to financial statements

Note 1 — Organization

John Hancock U.S. Global Leaders Growth Fund (the Fund) is a series of John Hancock Capital Series (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term growth of capital.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A, Class B and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Investments by the Funds in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the

22	U.S. Global Leaders Growth Fund | Annual report

disclosure hierarchy. As of October 31, 2012, all investments are categorized as Level 1 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the Fund becomes aware of the dividends. Foreign taxes are provided for based on the Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The Fund may lend its securities to earn additional income. It receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, an affiliate of the Fund, which has a floating net asset value (NAV) and invests in short term investments as part of the securities lending program, and as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral and through securities lending provider indemnification, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value or possible loss of rights in the collateral should the borrower fail financially. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of operations.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $100 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the year ended October 31, 2012 were $1,784. For the year ended October 31, 2012, the Fund had no borrowings under the line of credit.

Expenses. Within the John Hancock Funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent

Annual report | U.S. Global Leaders Growth Fund	23

fees, are calculated daily for each class, based on the net asset value of the class and the applicable specific expense rates.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of October 31, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, annually. The tax character of distributions for the years ended October 31, 2012 and October 31, 2011 was as follows:

	OCTOBER 31, 2012	OCTOBER 31, 2011

Long-term capital gains	$13,945,039	—

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of October 31, 2012, the components of distributable earnings on a tax basis consisted of $6,928,896 of undistributed ordinary income and $9,516,710 of undistributed long-term capital gains.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals, net operating losses, and litigation proceeds.

New accounting pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11 (ASU 2011-11), Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. ASU 2011-11 may result in additional disclosure relating to the presentation of derivatives and certain other financial instruments.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust including the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

24	U.S. Global Leaders Growth Fund | Annual report

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management agreement with the Adviser under which the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.75% of the first $2,000,000,000 of the Fund’s average daily net assets; (b) 0.70% of the next $3,000,000,000 of the Fund’s average daily net assets; and (c) 0.65% of the Fund’s average daily net assets in excess of $5,000,000,000. The Adviser has a subadvisory agreement with Sustainable Growth Advisers, LP. The Fund is not responsible for payment of the subadvisory fees.

The Adviser has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the Fund to the extent necessary to maintain the Fund’s total operating expenses at 1.30%, 2.05%, 2.05%, 0.99%, 1.40% and 0.85% for Class A, Class B, Class C, Class I, Class R2 and Class R6 shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses. These expense limitations shall remain in effect until February 28, 2013 for all classes. Prior to March 1, 2012, the contractual waiver was 0.85% for Class I. For the year ended October 31, 2012, the expense reductions related to the above agreements amounted to $20,794 and $44 for Class I and Class R6 shares, respectively.

The investment management fees incurred for the year ended October 31, 2012 were equivalent to a net annual effective rate of 0.75% of the Fund’s average daily net assets.

Accounting and legal services. Pursuant to the Accounting and Legal Services Agreement the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended October 31, 2012 amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B, Class C and Class R2 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. In addition, under a service plan for Class R2, the Fund pays the following contractual rates of distribution and may pay up to the following service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	12b–1 FEE	SERVICE FEES

Class A	0.25%	—
Class B	1.00%	—
Class C	1.00%	—
Class R2	0.25%	0.25%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $888,204 for the year ended October 31, 2012. Of this amount, $142,723 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $724,867 was paid as sales commissions to broker-dealers and $20,614 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Adviser.

Annual report | U.S. Global Leaders Growth Fund	25

Class B and Class C shares are subject to contingent deferred sales charges (CDSCs). Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended October 31, 2012, CDSCs received by the Distributor amounted to $26,321 and $4,174 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended October 31, 2012 were:

	DISTRIBUTION AND	TRANSFER
CLASS	SERVICE FEES	AGENT FEES

Class A	$868,083	$685,890
Class B	281,984	55,874
Class C	677,919	133,958
Class I	—	104,440
Class R2	222	25
Class R6	—	43
Total	$1,828,208	$980,230

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. The John Hancock Group of Funds Deferred Compensation Plan (the Plan) was in effect on October 31, 2012 but since then has been terminated. Under the Plan, deferred amounts were invested in various John Hancock funds. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of assets and liabilities.

26	U.S. Global Leaders Growth Fund | Annual report

Note 5 — Fund share transactions

Transactions in Fund shares for the years ended October 31, 2012 and 2011 were as follows:

	Year ended 10-31-12		Year ended 10-31-11
	Shares	Amount	Shares	Amount
Class A shares

Sold	4,441,325	$148,909,789	1,898,310	$57,679,238
Distributions reinvested	292,135	8,504,056	—	—
Repurchased	(2,022,309)	(67,804,726)	(2,309,415)	(70,508,445)

Net increase (decrease)	2,711,151	$89,609,119	(411,105)	($12,829,207)

Class B shares

Sold	316,082	$9,834,703	128,128	$3,660,030
Distributions reinvested	29,481	797,768	—	—
Repurchased	(365,405)	(11,244,293)	(692,566)	(19,730,295)

Net decrease	(19,842)	($611,822)	(564,438)	($16,070,265)

Class C shares

Sold	860,556	$26,790,912	226,787	$6,402,274
Distributions reinvested	51,563	1,395,797	—	—
Repurchased	(430,073)	(13,242,914)	(502,501)	(14,261,292)

Net increase (decrease)	482,046	$14,943,795	(275,714)	($7,859,018)

Class I shares

Sold	3,846,377	$135,637,536	1,330,217	$42,412,603
Distributions reinvested	45,980	1,387,666	—	—
Repurchased	(962,337)	(33,855,255)	(908,501)	(27,638,331)

Net increase	2,930,020	$103,169,947	421,716	$14,774,272

Class R2 shares[1]

Sold	8,160	$296,583	—	—
Repurchased	(22)	(819)	—	—

Net increase	8,138	$295,764	—	—

Class R6 shares[2]

Sold	5,163	$187,035	3,246	$100,000
Repurchased	(411)	(15,060)	—	—

Net increase	4,752	$171,975	3,246	$100,000

Net increase (decrease)	6,116,265	$207,578,778	(826,295)	($21,884,218)

1 The inception date for Class R2 shares is 3-1-12.
2 The inception date for Class R6 shares is 9-1-11.

Affiliates of the Fund owned 36% and 41% of shares of beneficial interest of Class R2 and Class R6, respectively, on October 31, 2012.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $336,173,407 and $155,330,115, respectively, for the year ended October 31, 2012.

Annual report | U.S. Global Leaders Growth Fund	27

Auditor’s report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Capital Series and
the Shareholders of John Hancock U.S. Global Leaders Growth Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock U.S. Global Leaders Growth Fund (the “Fund”) at October 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2012 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 21, 2012

28	U.S. Global Leaders Growth Fund | Annual report

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended October 31, 2012.

The Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

The Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The Fund paid $13,945,039 in capital gain dividends.

Eligible shareholders will be mailed a 2012 Form 1099-DIV in early 2013. This will reflect the tax character of all distributions paid in calendar year 2012.

In prior years, certain dividends paid by the Fund were generally taxed to individuals at a rate of 15%. For tax years beginning after December 31, 2012, such favorable treatment of dividend income is scheduled to expire as are certain other favorable tax provisions. As a result, absent congressional action, the maximum tax rate on dividend income will increase from 15% to 39.6%. Congress is considering various tax law changes that could alter these changes in tax rates or that could otherwise affect the Fund or its shareholders.

Annual report | U.S. Global Leaders Growth Fund	29

Board Consideration of and Continuation of Investment Advisory Agreement and Subadvisory Agreement

The Board of Trustees (the Board, the members of which are referred to as Trustees) of John Hancock U.S. Global Leaders Growth Fund (the Fund), a series of John Hancock Capital Series (the Trust), met in-person on May 6–8 and June 3–5, 2012 to consider the approval of the Fund’s investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser), the Fund’s investment adviser. The Board also considered the approval of the investment subadvisory agreement (the Subadvisory Agreement) among the Adviser, Sustainable Growth Advisers, LP (the Subadviser) and the Trust on behalf of the Fund. The Advisory Agreement and the Subadvisory Agreement are referred to as the Agreements.

Activities and composition of the Board

On June 3–5, 2012, the Board consisted of nine individuals, seven of whom were Independent Trustees. Independent Trustees are generally those individuals who are not employed by or have any significant business or professional relationship with the Adviser or the Subadviser. The Trustees are responsible for the oversight of operations of the Fund and perform various duties required of directors of investment companies by the Investment Company Act of 1940, as amended (the 1940 Act). The Independent Trustees have independent legal counsel to assist them in connection with their duties. The Board has appointed an Independent Trustee as Chairman. On June 3–5, 2012, the Board had four standing committees that were composed entirely of Independent Trustees: the Audit Committee; the Compliance Committee; the Nominating, Governance and Administration Committee; and the Contracts & Operations Committee. Additionally, on June 3–5, 2012, Investment Performance Committee B was a standing committee of the Board composed of Independent Trustees and one Trustee who is affiliated with the Adviser. Investment Performance Committee B was responsible for overseeing and monitoring matters relating to the investment performance of the Fund. The Board also designated an Independent Trustee as Vice Chairman to serve in the absence of the Chairman. The Board also designates working groups or ad hoc committees as it deems appropriate.

The approval process

Under the 1940 Act, the Board is required to consider the continuation of the Agreements each year. Throughout the year, the Board, acting directly and through its committees, regularly reviews and assesses the quality of the services that the Fund receives under these Agreements. The Board reviews reports of the Adviser at least quarterly, which include Fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year. The Board considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by the Adviser and Subadviser to the Fund and its shareholders.

Prior to the May 6–8, 2012 meeting, the Board requested and received materials specifically relating to the Agreements. The materials provided in connection with the May meeting included information compiled and prepared by Lipper, a Thomson Reuters company (Lipper), on Fund fees and expenses, and the investment performance of the Fund. This Fund information is assembled in a format that permits comparison with similar information from a Category and a subset of the Category referred to as the Expense Group, each as determined by Lipper, and with the Fund’s benchmark index. The Category includes all funds that invest similarly to the way the Fund invests. The Expense Group represents funds of similar size, excluding passively managed funds and funds-of-funds. The Fund’s benchmark index is an unmanaged index of securities that is provided as a basis for comparison with the Fund’s performance. Other material provided for the Fund review included (a) information on the profitability of the Agreements to the Adviser and a discussion of any additional benefits to the Adviser or Subadviser or their affiliates that result from being the Adviser or Subadviser to the Fund; (b) a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to other clients, such as

30	U.S. Global Leaders Growth Fund | Annual report

institutional clients and other investment companies, having similar investment mandates, as well as the performance of those other clients and a comparison of the services provided to those other clients and the services provided to the Fund; (c) the impact of economies of scale; (d) a summary of aggregate amounts paid by the Fund to the Adviser; and (e) sales and redemption data regarding the Fund’s shares.

At an in-person meeting held on May 6–8, 2012, the Board reviewed materials relevant to its consideration of the Agreements. As a result of the discussions that occurred during the May 6–8, 2012 meeting, the Board asked the Adviser for additional information on certain matters. The Adviser provided the additional information and the Board also considered this information as part of its consideration of the Agreements.

At an in-person meeting held on June 3–5, 2012, the Board, including the Independent Trustees, formally considered the continuation of the Advisory Agreement and the Subadvisory Agreement, each for an additional one-year term. The Board considered what it believed were key relevant factors that are described under separate headings presented below.

The Board also considered other matters important to the approval process, such as payments made to and by the Adviser or its affiliates relating to the distribution of Fund shares and other services. The Board reviewed services related to the valuation and pricing of Fund portfolio holdings. Other important matters considered by the Board were the direct and indirect benefits to the Adviser, the Subadviser and their affiliates from their relationship with the Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review.

Nature, extent and quality of services

The Board reviewed the nature, extent and quality of services provided by the Adviser and the Subadviser, including the investment advisory services and the resulting performance of the Fund.

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. It considered the background and experience of senior management and investment professionals responsible for managing the Fund. The Board considered the investment philosophy, research and investment decision-making processes of the Subadviser responsible for the daily investment activities of the Fund, including, among other things, portfolio trading capabilities, use of technology, commitment to compliance and approach to training and retaining portfolio managers and other research, advisory and management personnel.

The Board considered the Subadviser’s history and experience providing investment services to the Fund. The Board considered the Adviser’s investment manager analytical capabilities, market and economic knowledge and execution of its Subadviser oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs, record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the responsibilities of the Adviser’s and Subadviser’s compliance departments.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Fund by the Adviser under a separate agreement. The Board noted that the Adviser and its affiliates provide the Fund with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. The Board reviewed the structure and duties of the Adviser’s administration, accounting, legal and compliance departments and its affiliate’s transfer agency operations and considered the Adviser’s and its affiliates’ policies and procedures for assuring compliance with applicable laws and regulations.

Annual report | U.S. Global Leaders Growth Fund	31

The Board also received information about the nature, extent and quality of services provided by and fee rates charged by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board reviewed a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to other clients having similar investment mandates, the services provided to those other clients as compared to the services provided to the Fund, the performance of those other clients as compared to the performance by the Fund and other factors relating to those other clients. The Board considered the significant differences between the Adviser’s and Subadviser’s services to the Fund and the services they provide to other clients. For other clients that are not mutual funds, the differences in services relate to the greater share purchase and redemption activity in a mutual fund, the generally higher turnover of mutual fund portfolio holdings, the more burdensome regulatory and legal obligations of mutual funds and the higher marketing costs for mutual funds. When compared to all clients including mutual funds, the Adviser has greater oversight and supervisory responsibility for the Fund and undertakes greater entrepreneurial risk as the sponsor of the Fund.

Fund performance

The Board was provided with reports, independently prepared by Lipper, which included a comprehensive analysis of the Fund’s performance. The Board also examined materials discussing Fund performance and the Fund’s investment objective, strategies and outlook. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by the Adviser, which analyzed various factors that may affect the Lipper rankings. The Board reviewed information regarding the investment performance of the Fund as compared to its Lipper Category as well as its benchmark index (see chart below). The Board was provided with a description of the methodology used by Lipper to select the funds in the Category. The Board also considered updated performance information provided by the Adviser at its May and June 2012 meetings. The Board regularly reviews the performance of the Fund throughout the year and attaches more importance to performance over relatively longer periods of time, typically three to five years.

Set forth below is the performance of the Fund over certain time periods ended December 31, 2011 and that of its Category average and benchmark index over the same periods:

	1 YEAR	3 YEAR	5 YEAR	10 YEAR

US Global Leaders Gr Fund	3.85%	18.90%	2.60%	2.68%
Class A Shares
Large-Cap Growth Category Average	–1.86%	15.44%	1.00%	1.95%
Russell 1000 Growth TR Index	2.64%	18.02%	2.50%	2.60%

The Board noted that the Fund’s performance compared favorably with the Category’s average performance and the benchmark index’s performance over all periods shown.

Expenses and fees

The Board, including the Independent Trustees, reviewed the Fund’s contractual advisory fee rate payable by the Fund to the Adviser as compared with the other funds in its Expense Group. The Board also received information about the investment subadvisory fee rate payable by the Adviser to the Subadviser for investment subadvisory services. The Board considered the services provided and the fees charged by the Adviser and the Subadviser to other clients with similar investment mandates, including other registered investment companies, institutional investors and separate accounts.

In addition, the Board considered the cost of the services provided to the Fund by the Adviser. The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution fees and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, administration fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the

32	U.S. Global Leaders Growth Fund | Annual report

Expense Group median. The Board also considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and, if different, the Fund’s total operating expense ratio after taking into account any fee waiver or expense waiver agreement by the Adviser (Net Expense Ratio). The Board considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Expense Group median.

The Board noted that the Fund’s advisory fee ratio was one basis point above the Expense Group median advisory fee ratio. The Board noted the following information about the Fund’s Gross and Net Expense Ratios for Class A shares contained in the Fund’s 2011 financial statements in relation with the Fund’s Expense Group median provided by Lipper in April 2012:

	FUND — CLASS A	EXPENSE GROUP MEDIAN

Advisory Fee Ratio	0.75%	0.74%
Gross Expense Ratio	1.26%	1.26%
Net Expense Ratio	1.26%	1.23%

The Board viewed favorably the Adviser’s contractual agreement to waive all or a portion of its advisory fees and to reimburse or pay operating expenses to the extent necessary to maintain the Fund’s expense ratio at 1.30% for Class A shares (and at varying levels for other classes), excluding certain expenses such as taxes, brokerage commissions, interest, litigation and extraordinary expenses, until February 28, 2013. The Board favorably considered the impact of this contractual agreement towards lowering the Fund’s Gross Expense Ratio.

The Board received and reviewed statements relating to the Adviser’s financial condition and was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by the Adviser for services under the Advisory Agreement, as well as from other relationships between the Fund and the Adviser and its affiliates. The Board reviewed the Adviser’s profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2011 compared to available aggregate profitability data provided for the year ended December 31, 2010. The Board reviewed the Adviser’s profitability with respect to other fund complexes managed by the Adviser and/or its affiliates. The Board reviewed the Adviser’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products.

The Board also considered a comparison of the Adviser’s profitability to that of a limited number of other investment advisers whose profitability information is publicly available. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Adviser, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is limited.

The Board did not consider profitability information with respect to the Subadviser, which is not affiliated with the Adviser. The Board considered that the subadvisory fee under the Subadvisory Agreement had been negotiated by the Adviser and the Subadviser on an arm’s-length basis. For this reason, the Subadviser’s separate profitability from its relationship with the Fund was not a factor in determining whether to renew the Subadvisory Agreement. In evaluating overall fees for investment management, the Board recognized the inherently higher cost structure of subadvised funds.

Economies of scale

The Board, including the Independent Trustees, considered the extent to which economies of scale might be realized as the assets of the Fund increase. Possible changes in the advisory fee rate or structure in order to enable the Fund to participate in these economies of scale (e.g., through the use of breakpoints in the advisory fee at higher asset levels) are periodically discussed. The Board also considered the Adviser’s overall operations and its ongoing investment in its business in order to expand the scale of, and improve the quality of, its operations that benefit the Fund.

Annual report | U.S. Global Leaders Growth Fund	33

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual funds, but rather are incurred across a variety of products and services. To ensure that any economies are reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the contractual advisory fee rate.

Other benefits to the Adviser and the Subadviser

The Board understands that the Adviser, the Subadviser or their affiliates may derive other ancillary benefits from their relationship with the Fund, both tangible and intangible, such as their ability to leverage investment professionals who manage other portfolios, an increase in their profile in the investment advisory community and, in the case of the Adviser, the engagement of its affiliates and/or significant shareholders as service providers to the Fund, including for administrative, transfer agency and distribution services. The Board believes that certain of these benefits are difficult to quantify. The Board also was informed that the Subadviser may use third-party research obtained by soft dollars generated by certain mutual fund transactions to assist itself in managing all or a number of its other client accounts.

Board determination

The Board unanimously approved the continuation of the Advisory Agreement and the Subadvisory Agreement each for an additional one-year term. Based upon its evaluation of relevant factors in their totality, the Board was satisfied that the terms of the Agreements, including the advisory and subadvisory fee rates, were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or any group of factors as all-important or controlling, but considered all factors together. Different Trustees may have attributed different weights to the various factors considered. The Independent Trustees were also assisted by independent legal counsel in making this determination. The Trustees’ conclusions may be based in part on their consideration of these arrangements in prior years and on their ongoing regular review of Fund performance and operations throughout the year.

34	U.S. Global Leaders Growth Fund | Annual report

Special Shareholder Meeting

On November 15, 2012, a Special Meeting of the Shareholders of John Hancock Capital Series and each of its series, including John Hancock U.S. Global Leaders Growth Fund, was held at 601 Congress Street, Boston, Massachusetts, for the purpose of considering and voting on the following proposal:

Proposal: Election of thirteen (13) Trustees as members of the Board of Trustees of John Hancock Capital Series.

	TOTAL VOTES	TOTAL VOTES WITHHELD
	FOR THE NOMINEE	FROM THE NOMINEE

Independent Trustees
Charles L. Bardelis	93,253,845.75	1,003,192.75
Peter S. Burgess	93,284,442.42	972,596.08
William H. Cunningham	93,238,790.04	1,018,248.46
Grace K. Fey	93,266,253.59	990,784.90
Theron S. Hoffman	93,261,307.74	995,730.75
Deborah C. Jackson	93,277,843.63	979,194.87
Hassell H. McClellan	93,244,915.98	1,012,122.51
James M. Oates	93,261,039.57	995,998.93
Steven R. Pruchansky	93,233,715.95	1,023,322.55
Gregory A. Russo	93,345,049.67	911,988.82
Non-Independent Trustees
James R. Boyle	93,265,322.50	991,715.99
Craig Bromley	93,284,254.63	972,783.87
Warren A. Thomson	93,256,884.08	1,000,154.42

Annual report | U.S. Global Leaders Growth Fund	35

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund as of December 1, 2012. Officers elected by the Trustees manage the day-to-day operations of the Portfolio and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth	Trustee	Number of
Position(s) held with Fund	of the	John Hancock
Principal occupation(s) and other	Trust	funds overseen
directorships during past 5 years	since[1]	by Trustee

James M. Oates,[2] Born: 1946	2012	240

Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director,
Emerson Investment Management, Inc. (since 2000); Independent Chairman, Hudson Castle Group, Inc.
(formerly IBEX Capital Markets, Inc.) (financial services company) (1997–2011); Director, Stifel Financial
(since 1996); Director, Investor Financial Services Corporation (1995–2007); Director, Connecticut River
Bancorp (since 1998); Director, Virtus Funds (formerly Phoenix Mutual Funds) (since 1988). Trustee and Chairman of the Board, John Hancock retail funds (since 2012); Trustee, John Hancock Funds III
(2005–2006); Trustee (since 2004) and Chairman of the Board (since 2005), John Hancock Variable
Insurance Trust; Trustee and Chairman of the Board (since 2005), John Hancock Funds II.

Charles L. Bardelis,[2,3] Born: 1941	2012	240

Director, Island Commuter Corp. (marine transport). Trustee, John Hancock retail funds (since 2012);
Trustee, John Hancock Funds III (2005–2006); Trustee, John Hancock Variable Insurance Trust (since
1988); Trustee, John Hancock Funds II (since 2005).

Peter S. Burgess,[2,3] Born: 1942	2012	240

Consultant (financial, accounting and auditing matters) (since 1999); Certified Public Accountant;
Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln
Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (since 2010);
former Director, PMA Capital Corporation (2004–2010). Trustee, John Hancock retail funds (since 2012);
Trustee, John Hancock Funds III (2005–2006); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2005).

William H. Cunningham, Born: 1944	2005	240

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas
System and former President of the University of Texas, Austin, Texas; Director, LIN Television (since
2009); Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance);
Director, Resolute Energy Corporation (since 2009); Director, Southwest Airlines (since 2000);
former Director, Introgen (manufacturer of biopharmaceuticals) (until 2008); former Director, Hicks
Acquisition Company I, Inc. (until 2007); former Advisory Director, JP Morgan Chase Bank (formerly
Texas Commerce Bank–Austin) (until 2009). Trustee, John Hancock retail funds (since 1986); Trustee,
John Hancock Variable Insurance Trust (since 2012); Trustee, John Hancock Funds II (since 2012 and 2005–2006).

Grace K. Fey,[2] Born: 1946	2012	240

Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President,
Frontier Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009).
Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2008).

36	U.S. Global Leaders Growth Fund | Annual report

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Theron S. Hoffman,[2,3] Born: 1947	2012	240

Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd
Organization (consulting firm) (2003–2010); President, Westport Resources Management (investment management consulting firm) (2006–2008); Senior Managing Director, Partner and Operating Head,
Putnam Investments (2000–2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997–2000). Trustee, John Hancock retail funds (since 2012); Trustee,
John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

Deborah C. Jackson, Born: 1952	2008	240

President, Cambridge College, Cambridge, Massachusetts (since 2011); Chief Executive Officer,
American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation
(since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996–2009); Board of Directors of Boston Stock Exchange
(2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011).
Trustee, John Hancock retail funds (since 2008); Trustee of John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Hassell H. McClellan,[2] Born: 1945	2012	240

Associate Professor, The Wallace E. Carroll School of Management, Boston College (since 1984);
Trustee, Virtus Variable Insurance Trust (formerly Phoenix Edge Series Funds) (since 2008); Director,
The Barnes Group (since 2010). Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock
Funds III (2005–2006); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II
(since 2005).

Steven R. Pruchansky, Born: 1944	2005	240

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First
American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Director,
First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President,
Maxwell Building Corp. (until 1991). Trustee (since 1992) and Chairman of the Board (2011–2012),
John Hancock retail funds; Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II
(since 2012).

Gregory A. Russo, Born: 1949	2009	240

Director and Audit Committee Chairman (since 2012) and Member, Audit Committee and Finance
Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member of Finance Committee, The Moorings, Inc. (nonprofit continuing care community) (since 2012); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006);
Vice Chairman, Industrial Markets, KPMG (1998–2002); Chairman and Treasurer, Westchester
County, New York, Chamber of Commerce (1986–1992); Director, Treasurer and Chairman of
Audit and Finance Committees, Putnam Hospital Center (1989–1995); Director and Chairman of
Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990–1995).
Trustee, John Hancock retail funds (since 2008); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Annual report | U.S. Global Leaders Growth Fund	37

Non-Independent Trustees4

Name, Year of Birth	Trustee	Number of
Position(s) held with Fund	of the	John Hancock
Principal occupation(s) and other	Trust	funds overseen
directorships during past 5 years	since[1]	by Trustee

James R. Boyle,[2] Born: 1959	2012	240

Senior Executive Vice President, John Hancock Financial Services (since 1999, including prior positions);
Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC and John Hancock
Investment Management Services, LLC (2005–2010). Trustee, John Hancock retail funds (since 2012 and
2005–2010), Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

Craig Bromley,[2] Born: 1966	2012	240

President, John Hancock Financial Services (since 2012); Senior Executive Vice President and General
Manager, U.S. Division, John Hancock Financial Services (since 2012); President and Chief Executive
Officer, Manulife Insurance Company (Manulife (Japan) (2005–2010), including prior positions).
Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Warren A. Thomson,[2] Born: 1955	2012	240

Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation (since
2001, including prior positions); Director, Manulife Trust Company and Manulife Bank of Canada (since
2001, including prior positions); Director and Chairman, Manulife Asset Management (since 2001, including prior positions). Trustee, John Hancock retail funds, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Principal officers who are not Trustees

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Hugh McHaffie, Born: 1959	2012

President
Executive Vice President, John Hancock Financial Services (since 2006, including prior positions);
Chairman and Director, John Hancock Advisers, LLC, John Hancock Investment Management Services,
LLC and John Hancock Funds, LLC (since 2010); President, John Hancock Advisers, LLC (since 2012);
President, John Hancock Investment Management Services, LLC (since 2010). President (since 2012) and former Trustee (2010–2012), John Hancock retail funds; President, John Hancock Variable Insurance
Trust and John Hancock Funds II (since 2009).

Andrew G. Arnott, Born: 1971	2009

Executive Vice President
Senior Vice President, John Hancock Financial Services (since 2009); Executive Vice President,
John Hancock Advisers, LLC (since 2005); Executive Vice President, John Hancock Investment
Management Services, LLC (since 2006); President, John Hancock Funds, LLC (since 2004, including prior positions); Executive Vice President, John Hancock retail funds (since 2007, including prior positions); Executive Vice President, John Hancock Variable Insurance Trust and John Hancock Funds II
(since 2007, including prior positions).

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President, John Hancock Financial Services (since 2006); Secretary and Chief Legal Counsel,
John Hancock Funds, LLC (since 2007); Secretary and Chief Legal Officer, John Hancock retail funds,
John Hancock Variable Insurance Trust and John Hancock Funds II (since 2006).

38	U.S. Global Leaders Growth Fund | Annual report

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds, John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers,
LLC and John Hancock Investment Management Services, LLC (since 2005); Vice President and Chief
Compliance Officer, John Hancock Asset Management a division of Manulife Asset Management (US)
LLC (2005–2008).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial
Officer, John Hancock retail funds, John Hancock Variable Insurance Trust and John Hancock
Funds II (since 2007).

Salvatore Schiavone, Born: 1965	2009

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds (since 2007, including prior positions); Treasurer, John Hancock Variable
Insurance Trust (since 2010 and 2007–2009, including prior positions); Treasurer, John Hancock Fund II
(since 2010, including prior positions).

John Hancock retail funds is comprised of John Hancock Funds III and 33 other John Hancock funds consisting of 23 series of other John Hancock trusts and 10 closed-end funds.

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210–2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800–225-5291.

1 Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation or removal.

2 Became a Trustee of the Fund, effective December 1, 2012.

3 Member of Audit Committee.

4 Because Messrs. Bromley and Thomson are senior executives or directors and Mr. Boyle held prior positions as a senior executive or director with the Adviser and/or its affiliates, each of them is considered an “interested person,” as defined in the Investment Company Act of 1940, of the Fund.

Annual report | U.S. Global Leaders Growth Fund	39

More information

Trustees	Investment adviser
James M. Oates, Chairman	John Hancock Advisers, LLC
Charles L. Bardelis*
James R. Boyle†	Subadviser
Craig Bromley†	Sustainable Growth Advisers, LP
Peter S. Burgess*
William H. Cunningham	Principal distributor
Grace K. Fey	John Hancock Funds, LLC
Theron S. Hoffman*
Deborah C. Jackson	Custodian
Hassell H. McClellan	State Street Bank and Trust Company
Steven R. Pruchansky, Vice Chairman
Gregory A. Russo	Transfer agent
Warren A. Thomson†	John Hancock Signature Services, Inc.

Officers	Legal counsel
Hugh McHaffie	K&L Gates LLP
President
Independent registered
Andrew G. Arnott	public accounting firm
Executive Vice President	PricewaterhouseCoopers LLP

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-202-551-8090 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

40	U.S. Global Leaders Growth Fund | Annual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock U.S. Global Leaders Growth Fund.	26A 10/12
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	12/12

John Hancock
MUTUAL FUNDS

# John Hancock
# Classic Value Fund

**Annual Report**
10.31.12

A look at performance

Total returns for the period ended October 31, 2012

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge				with maximum sales charge

				Since				Since
	1-year	5-year	10-year	inception [1]	1-year	5-year	10-year	inception [1]

Class A2	3.05	–6.19	4.06	—	3.05	–27.35	48.82	—

Class B	2.62	–6.25	—	4.03	2.62	–27.59	—	48.23

Class C	6.62	–5.93	—	3.87	6.62	–26.33	—	46.05

Class I3	8.78	–4.88	—	5.06	8.78	–22.12	—	63.56

Class R1[3,4]	8.06	–5.53	4.25	—	8.06	–24.74	51.67	—

Class R2[3,4]	8.55	–5.27	4.50	—	8.55	–23.70	55.35	—

Class R3[3,4]	8.28	–5.49	4.26	—	8.28	–24.59	51.81	—

Class R4[3,4]	8.69	–5.19	4.58	—	8.69	–23.39	56.55	—

Class R5[3,4]	8.85	–4.93	4.88	—	8.85	–22.35	61.06	—

Class R6[3,4]	8.93	–4.82	5.01	—	8.93	–21.90	63.02	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class I, Class R1, Class R2, Class R3, Class R4, Class R5 and Class R6 shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from those disclosed in the Financial highlights tables in this report. For all classes the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R1	Class R2*	Class R3	Class R4	Class R5	Class R6*
Net/Gross (%)	1.30	2.05	2.05	0.97	1.64	1.41	1.48	1.05	0.90	0.91

* Expenses have been estimated for the class’s first full year of operations.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

See the following page for footnotes.

6	Classic Value Fund | Annual report

		Without	With maximum
	Start date	sales charge	sales charge	Index

Class B5	11-11-02	$14,823	$14,823	$20,589

Class C5	11-11-02	14,605	14,605	20,589

Class I3	11-11-02	16,356	16,356	20,589

Class R1[3,4]	10-31-02	15,167	15,167	20,314

Class R2[3,4]	10-31-02	15,535	15,535	20,314

Class R3[3,4]	10-31-02	15,181	15,181	20,314

Class R4[3,4]	10-31-02	15,655	15,655	20,314

Class R5[3,4]	10-31-02	16,106	16,106	20,314

Class R6[3,4]	10-31-02	16,302	16,302	20,314

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The Class C shares investment with a maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04.

Russell 1000 Value Index is an unmanaged index containing those securities in the Russell 1000 Index with a less-than-average growth orientation.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

Footnotes related to performance pages

1 From 11-11-02.

2 Effective 11-8-02, shareholders of the former Pzena Focused Value Fund became owners of that number of full and fractional shares of John Hancock Classic Value Fund. Additionally, the accounting and performance history of the former Pzena Focused Value Fund was redesignated as that of Class A of John Hancock Classic Value Fund. The performance of the former Pzena Focused Value Fund reflects stocks selected from the largest 1,000 publicly traded U.S. companies, whereas the Fund invests in stocks selected from the 500 largest such companies.

3 For certain types of investors, as described in the Fund’s prospectuses.

4 6-24-96 is the inception date for the oldest class of shares, Class A shares. Class R1 shares were first offered on 8-5-03; Class R3, Class R4 and Class R5 shares were first offered on 5-22-09; Class R6 shares were first offered on 9-1-11 and Class R2 shares were first offered on 3-1-12. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R1, Class R3, Class R4, Class R5, Class R6 and Class R2 shares as applicable.

5 No contingent deferred sales charge is applicable.

Annual report | Classic Value Fund	7

Management’s discussion of
Fund performance

By Pzena Investment Management, LLC

In October 2012, Benjamin S. Silver, CFA, CPA, joined the Fund’s management team. Mr. Silver, who is a principal, portfolio manager and co-director of research, joined Pzena Investment Management LLC in 2001. His business career began in 1988.

U.S. stocks rallied for the 12 months ended October 31, 2012, posting double-digit gains. The U.S. economy continued its long, gradual recovery from the 2008 recession, with notably improving growth during the first half of the period. Over the last six months, however, a series of disruptions — adverse developments in Europe’s sovereign debt crisis, a slowdown in China and other emerging economies and uncertainty regarding the outcome of the presidential election and “fiscal cliff” (the year-end expiration of specific tax cuts and automatic implementation of federal spending reductions) — put downward pressure on the economy. On the positive side, the unemployment rate dipped below 8% for the first time in more than three years and the housing market showed meaningful signs of improvement.

For the year ended October 31, 2012, John Hancock Classic Value Fund’s Class A shares posted a total return of 8.45%, excluding sales charges, trailing the 16.89% return of its benchmark, the Russell 1000 Value Index, and the 13.70% return of the average large value fund, according to Morningstar, Inc. The Fund’s information technology (IT) and consumer discretionary holdings contributed the most to its underperformance of the benchmark index. Within each sector, two holdings were largely responsible for the overall underperformance — IT suppliers Hewlett-Packard Company and Dell, Inc., office supply retailer Staples, Inc. and for-profit education provider Apollo Group, Inc. Another detracting factor was the Fund’s current emphasis on inexpensive stocks whose earnings are more sensitive to the economy (cyclical). Their attractive valuations led us to these cyclical stocks, versus highly valued “defensive” stocks. Unfortunately, investor skepticism about the trajectory of the global economy, and the Eurozone in particular, weighed on many cyclical stocks during the period, contributing to the Fund’s overall underperformance. On the positive side, the Fund’s holdings in the financials sector added value during the period. An improving housing market also provided a lift to a number of Fund holdings.

This commentary reflects the views of the portfolio managers through the end of the period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors. International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting. Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if the creditor is unable or unwilling to make principal or interest payments.

8	Classic Value Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the Fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on May 1, 2012 with the same investment held until October 31, 2012.

	Account value	Ending value	Expenses paid during
	on 5-1-12	on 10-31-12	period ended 10-31-12[1]

Class A	$1,000.00	$978.20	$6.46

Class B	1,000.00	974.40	10.17

Class C	1,000.00	974.90	10.18

Class I	1,000.00	979.90	4.83

Class R1	1,000.00	976.50	8.30

Class R2	1,000.00	978.80	5.67

Class R3	1,000.00	977.60	7.41

Class R4	1,000.00	979.30	5.22

Class R5	1,000.00	980.50	4.53

Class R6	1,000.00	980.50	4.43

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at October 31, 2012, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Classic Value Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on May 1, 2012, with the same investment held until October 31, 2012. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 5-1-12	on 10-31-12	period ended 10-31-12[2]

Class A	$1,000.00	$1,018.60	$6.60

Class B	1,000.00	1,014.80	10.38

Class C	1,000.00	1,014.80	10.38

Class I	1,000.00	1,020.30	4.93

Class R1	1,000.00	1,016.70	8.47

Class R2	1,000.00	1,019.40	5.79

Class R3	1,000.00	1,017.60	7.56

Class R4	1,000.00	1,019.90	5.33

Class R5	1,000.00	1,020.60	4.62

Class R6	1,000.00	1,020.70	4.52

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.30%, 2.05%, 2.05%, 0.97%, 1.67%, 1.14%, 1.49%, 1.05%, 0.91% and 0.89% for Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, Class R4, Class R5 and Class R6 shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

2 Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the period).

10	Classic Value Fund | Annual report

Portfolio summary

Top 10 Holdings (36.0% of Net Assets on 10-31-12)[1,2]

Hewlett-Packard Company	4.5%	Oracle Corp.	3.3%

Royal Dutch Shell PLC, ADR	4.4%	Entergy Corp.	3.1%

Staples, Inc.	4.1%	TE Connectivity, Ltd.	3.1%

BP PLC, ADR	4.0%	Becton, Dickinson and Company	3.0%

Axis Capital Holdings, Ltd.	3.5%	L-3 Communications Holdings, Inc.	3.0%

Sector Composition[1,3]

Financials	36.0%	Health Care	4.8%

Information Technology	18.7%	Utilities	3.1%

Energy	13.1%	Consumer Staples	1.8%

Consumer Discretionary	10.8%	Materials	1.4%

Industrials	8.0%	Short-Term Investments & Other	2.3%

1 As a percentage of net assets on 10-31-12.

2 Cash and cash equivalents not included.

3 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

Annual report | Classic Value Fund	11

Fund’s investments

As of 10-31-12

	Shares	Value
Common Stocks 97.7%	$1,476,350,891

(Cost $1,478,625,491)

Consumer Discretionary 10.8%		162,523,470

Auto Components 2.7%

Delphi Automotive PLC (I)(L)	1,314,350	41,323,164

Diversified Consumer Services 1.5%

Apollo Group, Inc., Class A (I)(L)	1,099,922	22,086,434

Media 2.5%

Omnicom Group, Inc. (L)	781,125	37,423,699

Specialty Retail 4.1%

Staples, Inc. (L)	5,357,375	61,690,173

Consumer Staples 1.8%		26,892,915

Beverages 1.8%

Molson Coors Brewing Company, Class B	623,387	26,892,915

Energy 13.1%		197,505,597

Energy Equipment & Services 2.4%

Baker Hughes, Inc.	851,618	35,742,407

Oil, Gas & Consumable Fuels 10.7%

BP PLC, ADR	1,418,514	60,840,065

Exxon Mobil Corp.	380,523	34,692,282

Royal Dutch Shell PLC, ADR	967,156	66,230,843

Financials 36.0%		543,777,545

Capital Markets 13.9%

Franklin Resources, Inc. (L)	238,950	30,537,810

Invesco, Ltd.	1,461,625	35,546,720

Morgan Stanley	1,479,475	25,713,276

State Street Corp.	879,410	39,195,304

The Goldman Sachs Group, Inc.	280,125	34,284,499

UBS AG (I)(L)	2,983,804	44,816,736

Commercial Banks 2.5%

PNC Financial Services Group, Inc.	647,678	37,688,383

Diversified Financial Services 7.3%

Bank of America Corp.	3,185,675	29,690,491

Citigroup, Inc.	1,116,367	41,740,962

JPMorgan Chase & Company	924,400	38,528,992

12	Classic Value Fund | Annual report	See notes to financial statements

		Shares	Value
Insurance 12.3%

American International Group, Inc. (I)		1,278,159	$44,646,094

Axis Capital Holdings, Ltd.		1,444,310	52,312,908

MetLife, Inc.		1,261,300	44,763,537

The Allstate Corp.		1,108,350	44,311,833

Health Care 4.8%			72,315,758

Health Care Equipment & Supplies 3.0%

Becton, Dickinson and Company (L)		602,896	45,627,169

Pharmaceuticals 1.8%

Abbott Laboratories		407,335	26,688,589

Industrials 8.0%			121,034,853

Aerospace & Defense 6.1%

Engility Holdings, Inc. (I)(L)		86,863	1,650,397

L-3 Communications Holdings, Inc.		613,123	45,248,477

Northrop Grumman Corp. (L)		649,582	44,619,788

Building Products 1.9%

Masco Corp. (L)		1,956,010	29,516,191

Information Technology 18.7%			283,193,406

Computers & Peripherals 5.8%

Dell, Inc. (L)		2,055,760	18,974,665

Hewlett-Packard Company (L)		4,960,554	68,703,673

Electronic Equipment, Instruments & Components 3.1%

TE Connectivity, Ltd.		1,451,311	46,703,188

Internet Software & Services 2.5%

Google, Inc., Class A (I)		55,475	37,710,241

IT Services 1.8%

Computer Sciences Corp. (L)		889,975	27,099,739

Software 5.5%

Microsoft Corp.		1,202,256	34,306,375

Oracle Corp.		1,600,500	49,695,525

Materials 1.4%			21,713,188

Chemicals 1.4%

PPG Industries, Inc.		185,456	21,713,188

Utilities 3.1%			47,394,159

Electric Utilities 3.1%

Entergy Corp. (L)		652,992	47,394,159

	Yield (%)	Shares	Value
Securities Lending Collateral 7.6%			$114,483,650

(Cost $114,482,624)

John Hancock Collateral Investment Trust (W)	0.3146 (Y)	11,438,985	114,483,650

See notes to financial statements	Annual report | Classic Value Fund	13

	Par value	Value
Short-Term Investments 2.4%		$35,523,000

(Cost $35,523,000)

Repurchase Agreement 2.4%		35,523,000

Repurchase Agreement with State Street Corp. dated 10-31-12 at
0.010% to be repurchased at $35,523,010 on 11-1-12, collateralized by $34,590,000 U.S. Treasury Notes, 2.625% due 6-30-14 (valued at
$36,237,902, including interest)	$35,523,000	35,523,000

Total investments (Cost $1,628,631,115)† 107.7%	$1,626,357,541

Other assets and liabilities, net (7.7%)		($115,868,452)

Total net assets 100.0%	$1,510,489,089

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

(I) Non-income producing security.

(L) A portion of this security is on loan as of 10-31-12.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 10-31-12.

† At 10-31-12, the aggregate cost of investment securities for federal income tax purposes was $1,692,974,513. Net unrealized depreciation aggregated $66,616,972, of which $189,433,856 related to appreciated investment securities and $256,050,828 related to depreciated investment securities.

The Fund had the following country concentration as a percentage of total net assets on 10-31-12:

United States	79.3%
United Kingdom	6.8%
Switzerland	6.1%
Netherlands	4.4%
Bermuda	3.4%

14	Classic Value Fund | Annual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 10-31-12

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $1,514,148,491)
including $112,866,191 of securities loaned	$1,511,873,891
Investments in affiliated issuers, at value (Cost $114,482,624)	114,483,650

Total investments, at value (Cost $1,628,631,115)	1,626,357,541
Cash	78
Receivable for fund shares sold	3,171,397
Dividends and interest receivable	725,137
Receivable for securities lending income	23,099
Other receivables and prepaid expenses	232,346

Total assets	1,630,509,598

Liabilities

Payable for investments purchased	426,619
Payable for fund shares repurchased	3,347,550
Payable upon return of securities loaned	114,460,235
Payable to affiliates
Accounting and legal services fees	62,961
Transfer agent fees	169,401
Distribution and service fees	185,919
Trustees’ fees	148,553
Investment management fees	1,005,726
Other liabilities and accrued expenses	213,545

Total liabilities	120,020,509

Net assets

Paid-in capital	$3,720,064,024
Undistributed net investment income	16,437,589
Accumulated net realized gain (loss) on investments	(2,223,738,950)
Net unrealized appreciation (depreciation) on investments	(2,273,574)

Net assets	$1,510,489,089

See notes to financial statements	Annual report | Classic Value Fund	15

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($417,002,520 ÷ 24,497,548 shares)	$17.02
Class B ($25,201,503 ÷ 1,506,250 shares)[1]	$16.73
Class C ($81,339,059 ÷ 4,863,191 shares)[1]	$16.73
Class I ($982,272,394 ÷ 57,535,893 shares)	$17.07
Class R1 ($4,290,438 ÷ 251,872 shares)	$17.03
Class R2 ($99,853 ÷ 5,855 shares)	$17.05
Class R3 ($92,523 ÷ 5,443 shares)	$17.00
Class R4 ($37,971 ÷ 2,224 shares)	$17.07
Class R5 ($41,725 ÷ 2,441 shares)	$17.09
Class R6 ($111,103 ÷ 6,502 shares)	$17.09

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$17.92

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

16	Classic Value Fund | Annual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the year ended 10-31-12

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$39,635,105
Securities lending	367,630
Interest	1,906

Total investment income	40,004,641

Expenses

Investment management fees	12,553,524
Distribution and service fees	2,483,868
Accounting and legal services fees	339,469
Transfer agent fees	2,242,433
Trustees’ fees	100,642
State registration fees	174,434
Printing and postage	62,608
Professional fees	115,791
Custodian fees	149,820
Registration and filing fees	81,106
Other	69,658

Total expenses	18,373,353
Less expense reductions	(89,879)

Net expenses	18,283,474

Net investment income	21,721,167

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	27,244,378
Investments in affiliated issuers	66,450
Capital gain distributions received from affiliated underlying funds	5,221

27,316,049
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	81,945,241
Investments in affiliated issuers	(36,716)

81,908,525

Net realized and unrealized gain	109,224,574

Increase in net assets from operations	$130,945,741

See notes to financial statements	Annual report | Classic Value Fund	17

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	10-31-12	10-31-11

Increase (decrease) in net assets

From operations
Net investment income	$21,721,167	$13,911,051
Net realized gain	27,316,049	242,299,243
Change in net unrealized appreciation (depreciation)	81,908,525	(197,296,502)

Increase in net assets resulting from operations	130,945,741	58,913,792

Distributions to shareholders
From net investment income
Class A	(5,161,307)	(1,563,501)
Class B	(82,021)	—
Class C	(203,907)	—
Class I	(13,454,101)	(5,452,507)
Class R1	(34,000)	—
Class R3	(632)	—
Class R4	(413)	(37)
Class R5	(599)	(134)
Class R6	(1,489)	—

Total distributions	(18,938,469)	(7,016,179)

From Fund share transactions	(154,857,072)	(621,226,839)

Total decrease	(42,849,800)	(569,329,226)

Net assets

Beginning of year	1,553,338,889	2,122,668,115

End of year	$1,510,489,089	$1,553,338,889

Undistributed net investment income	$16,437,589	$13,793,736

18	Classic Value Fund | Annual report	See notes to financial statements

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	10-31-12	10-31-11	10-31-10	10-31-09	10-31-08[1]	12-31-07

Per share operating performance

Net asset value, beginning of period	$15.86	$15.64	$13.77	$12.38	$21.53	$27.67
Net investment income[2]	0.20	0.10	0.07	0.14	0.25	0.34
Net realized and unrealized gain (loss)
on investments	1.12	0.15	1.91	2.02	(9.40)	(4.24)
Total from investment operations	1.32	0.25	1.98	2.16	(9.15)	(3.90)
Less distributions
From net investment income	(0.16)	(0.03)	(0.11)	(0.34)	—	(0.41)
From net realized gain	—	—	—	(0.43)	—	(1.83)
Total distributions	(0.16)	(0.03)	(0.11)	(0.77)	—	(2.24)
Net asset value, end of period	$17.02	$15.86	$15.64	$13.77	$12.38	$21.53
Total return (%)[3,4]	8.45	1.59	14.48	19.84	(42.50)[5]	(14.20)

Ratios and supplemental data

Net assets, end of period (in millions)	$417	$557	$931	$1,544	$1,711	$4,000
Ratios (as a percentage of
average net assets):
Expenses before reductions	1.31	1.30	1.41	1.60[6]	1.38[7]	1.28
Expenses net of fee waivers
and credits	1.31	1.30	1.33	1.33[6]	1.32[7]	1.28
Net investment income	1.24	0.59	0.47	1.27	1.61[7]	1.22
Portfolio turnover (%)	37	37	55	47	30	35

1 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.
7 Annualized.

See notes to financial statements	Annual report | Classic Value Fund	19

CLASS B SHARES Period ended	10-31-12	10-31-11	10-31-10	10-31-09	10-31-08[1]	12-31-07

Per share operating performance

Net asset value, beginning of period	$15.58	$15.45	$13.62	$12.19	$21.34	$27.40
Net investment income (loss)[2]	0.08	(0.03)	(0.04)	0.06	0.13	0.13
Net realized and unrealized gain (loss)
on investments	1.10	0.16	1.89	2.01	(9.28)	(4.16)
Total from investment operations	1.18	0.13	1.85	2.07	(9.15)	(4.03)
Less distributions
From net investment income	(0.03)	—	(0.02)	(0.21)	—	(0.20)
From net realized gain	—	—	—	(0.43)	—	(1.83)
Total distributions	(0.03)	—	(0.02)	(0.64)	—	(2.03)
Net asset value, end of period	$16.73	$15.58	$15.45	$13.62	$12.19	$21.34
Total return (%)[3,4]	7.62	0.84	13.63	18.94	(42.88)[5]	(14.80)

Ratios and supplemental data

Net assets, end of period (in millions)	$25	$41	$57	$66	$79	$208
Ratios (as a percentage of
average net assets):
Expenses before reductions	2.06	2.05	2.16	2.35[6]	2.13[7]	2.03
Expenses net of fee waivers	2.06	2.05	2.08	2.08[6]	2.07[7]	2.03
Expenses net of fee waivers
and credits	2.06	2.05	2.08	2.08[6]	2.06[7]	2.03
Net investment income (loss)	0.50	(0.16)	(0.29)	0.54	0.86[7]	0.46
Portfolio turnover (%)	37	37	55	47	30	35

1 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.
7 Annualized.

CLASS C SHARES Period ended	10-31-12	10-31-11	10-31-10	10-31-09	10-31-08[1]	12-31-07

Per share operating performance

Net asset value, beginning of period	$15.58	$15.44	$13.61	$12.18	$21.33	$27.39
Net investment income (loss)[2]	0.08	(0.03)	(0.04)	0.06	0.13	0.13
Net realized and unrealized gain (loss)
on investments	1.10	0.17	1.89	2.01	(9.28)	(4.16)
Total from investment operations	1.18	0.14	1.85	2.07	(9.15)	(4.03)
Less distributions
From net investment income	(0.03)	—	(0.02)	(0.21)	—	(0.20)
From net realized gain	—	—	—	(0.43)	—	(1.83)
Total distributions	(0.03)	—	(0.02)	(0.64)	—	(2.03)
Net asset value, end of period	$16.73	$15.58	$15.44	$13.61	$12.18	$21.33
Total return (%)[3,4]	7.62	0.91	13.64	18.95	(42.90)[5]	(14.80)

Ratios and supplemental data

Net assets, end of period (in millions)	$81	$101	$132	$155	$202	$612
Ratios (as a percentage of
average net assets):
Expenses before reductions	2.06	2.05	2.16	2.34[6]	2.13[7]	2.03
Expenses net of fee waivers
and credits	2.06	2.05	2.08	2.08[6]	2.07[7]	2.03
Net investment income (loss)	0.47	(0.16)	(0.29)	0.57	0.85[7]	0.46
Portfolio turnover (%)	37	37	55	47	30	35

1 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.
7 Annualized.

20	Classic Value Fund | Annual report	See notes to financial statements

CLASS I SHARES Period ended	10-31-12	10-31-11	10-31-10	10-31-09	10-31-08[1]	12-31-07

Per share operating performance

Net asset value, beginning of period	$15.93	$15.70	$13.81	$12.44	$21.57	$27.73
Net investment income[2]	0.26	0.16	0.12	0.19	0.30	0.45
Net realized and unrealized gain (loss)
on investments	1.11	0.15	1.93	2.02	(9.43)	(4.26)
Total from investment operations	1.37	0.31	2.05	2.21	(9.13)	(3.81)
Less distributions
From net investment income	(0.23)	(0.08)	(0.16)	(0.41)	—	(0.52)
From net realized gain	—	—	—	(0.43)	—	(1.83)
Total distributions	(0.23)	(0.08)	(0.16)	(0.84)	—	(2.35)
Net asset value, end of period	$17.07	$15.93	$15.70	$13.81	$12.44	$21.57
Total return (%)[3]	8.78	1.98	14.95	20.32	(42.33)[4]	(13.86)

Ratios and supplemental data

Net assets, end of period (in millions)	$982	$849	$994	$636	$664	$1,155
Ratios (as a percentage of
average net assets):
Expenses before reductions	0.97	0.94	0.92	1.03[5]	0.96[6]	0.92
Expenses net of fee waivers
and credits	0.96	0.94	0.92	0.95[5]	0.94[6]	0.88
Net investment income	1.55	0.95	0.83	1.65	1.99[6]	1.61
Portfolio turnover (%)	37	37	55	47	30	35

1 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Not annualized.
5 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.
6 Annualized.

See notes to financial statements	Annual report | Classic Value Fund	21

CLASS R1 SHARES
Period ended	10-31-12	10-31-11	10-31-10	10-31-09	10-31-08[1]	12-31-07

Per share operating performance

Net asset value, beginning
of period	$15.87	$15.68	$13.77	$12.35	$21.55	$27.67
Net investment income[2]	0.15	0.04	0.05	0.11	0.19	0.23
Net realized and unrealized gain
(loss) on investments	1.11	0.15	1.92	2.02	(9.39)	(4.21)
Total from
investment operations	1.26	0.19	1.97	2.13	(9.20)	(3.98)
Less distributions
From net investment income	(0.10)	—	(0.06)	(0.28)	—	(0.31)
From net realized gain	—	—	—	(0.43)	—	(1.83)
Total distributions	(0.10)	—	(0.06)	(0.71)	—	(2.14)
Net asset value, end of period	$17.03	$15.87	$15.68	$13.77	$12.35	$21.55
Total return (%)[3]	8.06	1.21	14.08	19.40	(42.69)[4]	(14.49)

Ratios and supplemental data

Net assets, end of period
(in millions)	$4	$5	$7	$7	$9	$22
Ratios (as a percentage of
average net assets):
Expenses before reductions	1.65	1.64	1.48[5]	1.75[6]	1.68[7]	1.64
Expenses net of fee waivers
and credits	1.65	1.64	1.48[5]	1.67[6]	1.66[7]	1.64
Net investment income	0.88	0.24	0.30	1.01	1.26[7]	0.85
Portfolio turnover (%)	37	37	55	47	30	35

1 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Not annualized.
5 Includes the impact of a revision of 0.25% related to certain expense accruals. Without this adjustment, net investment income and total return for the year ended 10-31-10 would have been lower.
6 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.
7 Annualized.

CLASS R2 SHARES Period ended	10-31-12[1]

Per share operating performance

Net asset value, beginning of period	$17.08
Net investment income[2]	0.13
Net realized and unrealized loss on investments	(0.16)
Total from investment operations	(0.03)
Net asset value, end of period	$17.05
Total return (%)[3]	(0.18)[4]

Ratios and supplemental data

Net assets, end of period (in millions)	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.13[6]
Expenses net of fee waivers and credits	1.13[6]
Net investment income	1.17[6]
Portfolio turnover (%)	37[7]

1 The inception date for Class R2 shares is 3-1-12.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Not annualized.
5 Less than $500,000.
6 Annualized.
7 Portfolio turnover is shown for the period from 11-1-11 to 10-31-12.

22	Classic Value Fund | Annual report	See notes to financial statements

CLASS R3 SHARES Period ended	10-31-12	10-31-11	10-31-10	10-31-09[1]

Per share operating performance

Net asset value, beginning of period	$15.84	$15.62	$13.76	$11.24
Net investment income[2]	0.17	0.07	—[3]	—[3]
Net realized and unrealized gain on investments	1.12	0.15	1.93	2.52
Total from investment operations	1.29	0.22	1.93	2.52
Less distributions
From net investment income	(0.13)	—	(0.07)	—
Net asset value, end of period	$17.00	$15.84	$15.62	$13.76
Total return (%)[4]	8.28	1.41	14.04	22.42[5]

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]	—[6]	—[6]	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.48	1.48	2.76	3.33[7]
Expenses net of fee waivers and credits	1.48	1.48	1.73	1.73[7]
Net investment income (loss)	1.01	0.44	0.02	(0.04)[7]
Portfolio turnover (%)	37	37	55	47

1 The inception date for Class R3 shares is 5-22-09.
2 Based on the average daily shares outstanding.
3 Less than $0.005 per share.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.

CLASS R4 SHARES Period ended	10-31-12	10-31-11	10-31-10	10-31-09[1]

Per share operating performance

Net asset value, beginning of period	$15.90	$15.64	$13.77	$11.24
Net investment income[2]	0.23	0.13	0.05	0.02
Net realized and unrealized gain on investments	1.13	0.15	1.92	2.51
Total from investment operations	1.36	0.28	1.97	2.53
Less distributions
From net investment income	(0.19)	(0.02)	(0.10)	—
Net asset value, end of period	$17.07	$15.90	$15.64	$13.77
Total return (%)[3]	8.69	1.77	14.38	22.51[4]

Ratios and supplemental data

Net assets, end of period (in millions)	—[5]	—[5]	—[5]	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.13	1.15	2.87	3.08[6]
Expenses net of fee waivers and credits	1.09	1.15	1.43	1.43[6]
Net investment income	1.41	0.76	0.34	0.26[6]
Portfolio turnover (%)	37	37	55	47

1 The inception date for Class R4 shares is 5-22-09.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Not annualized.
5 Less than $500,000.
6 Annualized.

See notes to financial statements	Annual report | Classic Value Fund	23

CLASS R5 SHARES Period ended	10-31-12	10-31-11	10-31-10	10-31-09[1]

Per share operating performance

Net asset value, beginning of period	$15.94	$15.67	$13.79	$11.24
Net investment income[2]	0.27	0.17	0.09	0.03
Net realized and unrealized gain on investments	1.11	0.15	1.93	2.52
Total from investment operations	1.38	0.32	2.02	2.55
Less distributions
From net investment income	(0.23)	(0.05)	(0.14)	—
Net asset value, end of period	$17.09	$15.94	$15.67	$13.79
Total return (%)[3]	8.85	2.07	14.72	22.69[4]

Ratios and supplemental data

Net assets, end of period (in millions)	—[5]	—[5]	—[5]	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.90	0.90	2.64	2.84[6]
Expenses net of fee waivers and credits	0.90	0.90	1.13	1.13[6]
Net investment income	1.62	1.02	0.63	0.56[6]
Portfolio turnover (%)	37	37	55	47

1 The inception date for Class R5 shares is 5-22-09.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Not annualized.
5 Less than $500,000.
6 Annualized.

CLASS R6 SHARES Period ended	10-31-12	10-31-11[1]

Per share operating performance

Net asset value, beginning of period	$15.93	$15.38
Net investment income[2]	0.27	0.02
Net realized and unrealized gain on investments	1.12	0.53
Total from investment operations	1.39	0.55
Less distributions
From net investment income	(0.23)	—
Net asset value, end of period	$17.09	$15.93
Total return (%)[3]	8.93	3.58[4]

Ratios and supplemental data

Net assets, end of period (in millions)	—[5]	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.89	0.87[6]
Expenses net of fee waivers and credits	0.89	0.87[6]
Net investment income	1.61	0.90[6]
Portfolio turnover (%)	37	37[7]

1 The inception date for Class R6 shares is 9-1-11.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Not annualized.
5 Less than $500,000.
6 Annualized.
7 Portfolio turnover is shown for the period from 11-1-10 to 10-31-11.

24	Classic Value Fund | Annual report	See notes to financial statements

Notes to financial statements

Note 1 — Organization

John Hancock Classic Value Fund (the Fund) is a series of John Hancock Capital Series (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term growth of capital.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A, Class B and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R1, Class R2, Class R3, Class R4 and Class R5 shares are available only to certain retirement plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Investments by the Funds in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Foreign securities and currencies, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value

Annual report | Classic Value Fund	25

of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. As of October 31, 2012, all investments are categorized as Level 1 under the hierarchy described above, except repurchase agreements, which are Level 2.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the Fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The Fund may lend its securities to earn additional income. It receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, an affiliate of the Fund, which has a floating net asset value (NAV) and invests in short term investments as part of the securities lending program, and as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral and through securities lending provider indemnification, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value or possible loss of rights in the collateral should the borrower fail financially. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of operations.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $100 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the year ended October 31, 2012 were $2,424. For the year ended October 31, 2012, the Fund had no borrowings under the line of credit.

26	Classic Value Fund | Annual report

Expenses. Within the John Hancock Funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, are calculated daily for each class, based on the net asset value of the class and the applicable specific expense rates.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, the Fund has a capital loss carryforward of $2,159,395,553 available to offset future net realized capital gains as of October 31, 2012, which expires as follows: October 31, 2016 — $680,183,891 and October 31, 2017 — $1,479,211,662.

As of October 31, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, annually. The tax character of distributions for the years ended October 31, 2012 and October 31, 2011 was as follows:

	OCTOBER 31, 2012	OCTOBER 31, 2011

Ordinary Income	$18,938,469	$7,016,179

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of October 31, 2012, the components of distributable earnings on a tax basis consisted of $16,540,076 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Annual report | Classic Value Fund	27

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sales loss deferrals.

New accounting pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11 (ASU 2011-11), Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. ASU 2011-11 may result in additional disclosure relating to the presentation of derivatives and certain other financial instruments.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust including the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management agreement with the Adviser under which the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.79% of the first $2,500,000,000 of the Fund’s average daily net assets; (b) 0.78% of the next $2,500,000,000; and (c) 0.77% of the Fund’s average daily net assets in excess of $5,000,000,000. The Adviser has a subadvisory agreement with Pzena Investment Management, LLC. The Fund is not responsible for payment of the subadvisory fees.

The Adviser has contractually agreed to waive fees and/or reimburse certain expenses for each share class of the Fund. This agreement excludes certain expenses such as taxes, portfolio brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The fee waivers and/or reimbursements are such that these expenses will not exceed 1.33%, 2.08%, 2.08%, 1.02%, 1.68%, 1.43%, 1.58%, 1.28%, 0.98% and 0.92% for Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, Class R4, Class R5 and Class R6 shares, respectively. The fee waivers and/or reimbursements will continue in effect until February 28, 2013, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at the time. Prior to March 1, 2012, the fee waivers and/or reimbursements were such that the above expenses would not exceed 0.94%, 1.83%, 1.73%, 1.43% and 1.13% for Class I, Class R1, Class R3, Class R4 and Class R5, respectively, and the fee waivers and/or reimbursements for the remainder of the share classes above were unchanged. Accordingly, the fee waivers and/or expense reimbursements amounted to $89,863 for Class I, for the year ended October 31, 2012.

28	Classic Value Fund | Annual report

The investment management fees, including the impact of the waivers and expense reimbursements describe above, incurred for the year ended October 31, 2012, were equivalent to a net annual effective rate of 0.78% of the Fund’s average daily net assets.

Accounting and legal services. Pursuant to the Accounting and Legal Services Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended October 31, 2012 amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B, Class C, Class R1, Class R2, Class R3 and Class R4 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. In addition, under a service plan for Class R1, Class R2, Class R3, Class R4 and Class R5 shares, the Fund pays for certain other services. The Fund pays the following contractual rates of distribution fees and may pay up to the following contractual rates of service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	12b–1 FEE	SERVICE FEE

Class A	0.25%	—
Class B	1.00%	—
Class C	1.00%	—
Class R1	0.50%	0.25%
Class R2	0.25%	0.25%
Class R3	0.50%	0.15%
Class R4	0.25%	0.10%
Class R5	—	0.05%

Effective June 5, 2012, the Fund’s Distributor has contractually agreed to waive 0.10% of 12b-1 fees for Class R4 shares. The waiver agreement expires on February 28, 2014, unless renewed by mutual agreement of the Fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. Accordingly, reimbursements related to this contractual waiver amounted to $16 for the year ended October 31, 2012.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $167,810 for the year ended October 31, 2012. Of this amount, $24,974 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $135,967 was paid as sales commissions to broker-dealers and $6,869 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSCs). Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended October 31, 2012, CDSCs received by the Distributor amounted to $24,490 and $2,090 for Class B and Class C shares, respectively.

Annual report | Classic Value Fund	29

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended October 31, 2012 were:

	DISTRIBUTION AND	TRANSFER
CLASS	SERVICE FEES	AGENT FEES

Class A	$1,196,667	$952,053
Class B	333,130	66,588
Class C	917,249	182,582
Class I	—	1,039,657
Class R1	36,067	1,452
Class R2	164	19
Class R3	492	25
Class R4	92	11
Class R5	7	13
Class R6	—	33
Total	$2,483,868	$2,242,433

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. The John Hancock Group of Funds Deferred Compensation Plan (the Plan) was in effect on October 31, 2012 but since then has been terminated. Under the Plan, deferred amounts were invested in various John Hancock funds. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of assets and liabilities.

Note 5 — Fund share transactions

Transactions in Fund shares for the years ended October 31, 2012 and 2011 were as follows:

	Year ended 10-31-12		Year ended 10-31-11
	Shares	Amount	Shares	Amount
Class A shares

Sold	2,187,598	$36,179,081	4,400,968	$74,009,887
Distributions reinvested	284,364	4,242,716	79,819	1,321,803
Repurchased	(13,075,936)	(214,564,511)	(28,926,457)	(468,803,434)

Net decrease	(10,603,974)	($174,142,714)	(24,445,670)	($393,471,744)

Class B shares

Sold	63,662	$1,030,330	97,396	$1,612,210
Distributions reinvested	4,487	66,232	—	—
Repurchased	(1,222,244)	(20,012,221)	(1,141,744)	(18,651,870)

Net decrease	(1,154,095)	($18,915,659)	(1,044,348)	($17,039,660)

30	Classic Value Fund | Annual report

	Year ended 10-31-12		Year ended 10-31-11
	Shares	Amount	Shares	Amount
Class C shares

Sold	195,390	$3,177,050	398,354	$6,583,166
Distributions reinvested	10,268	151,554	—	—
Repurchased	(1,804,459)	(29,356,479)	(2,494,280)	(40,909,335)

Net decrease	(1,598,801)	($26,027,875)	(2,095,926)	($34,326,169)

Class I shares

Sold	28,218,032	$464,651,734	31,023,421	$495,570,608
Distributions reinvested	776,085	11,579,181	272,964	4,523,018
Repurchased	(24,750,714)	(410,620,923)	(41,356,231)	(674,551,315)

Net increase (decrease)	4,243,403	$65,609,992	(10,059,846)	($174,457,689)

Class R1 shares

Sold	48,217	$796,756	118,890	$1,974,324
Distributions reinvested	1,937	29,016	—	—
Repurchased	(137,889)	(2,316,737)	(239,488)	(4,024,331)

Net decrease	(87,735)	($1,490,965)	(120,598)	($2,050,007)

Class R2 shares[1]

Sold	5,855	$100,000	—	—

Net increase	5,855	$100,000	—	—

Class R3 shares

Sold	974	$16,129	885	$14,574
Distributions reinvested	23	337	—	—
Repurchased	(210)	(3,560)	—	—

Net increase	787	$12,906	885	$14,574

Class R5 shares

Sold	358	$6,047	256	$4,365
Distributions reinvested	6	93	—	—
Repurchased	(525)	(8,897)	(34)	(509)

Net increase (decrease)	(161)	($2,757)	222	$3,856

Class R6 shares[2]

Sold	—	—	6,502	$100,000

Net increase	—	—	6,502	$100,000

Net decrease	(9,194,721)	($154,857,072)	(37,758,779)	($621,226,839)

1 Period from 3-1-12 (inception date) to 10-31-12.

2 Period from 9-1-11 (inception date) to 10-31-11.

Class R4 shares had no Fund share transactions for the years ended October 31, 2012 and October 31, 2011.

Affiliates of the Fund owned 100%, 41%, 100%, 91% and 100% of shares of beneficial interest of Class R2, Class R3, Class R4, Class R5 and Class R6, respectively, on October 31, 2012.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $581,674,275 and $759,086,800, respectively, for the year ended October 31, 2012.

Annual report | Classic Value Fund	31

Auditor’s report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Capital Series and
the Shareholders of John Hancock Classic Value Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Classic Value Fund (the “Fund”) at October 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2012 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 21, 2012

32	Classic Value Fund | Annual report

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended October 31, 2012.

The Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

The Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Eligible shareholders will be mailed a 2012 Form 1099-DIV in early 2013. This will reflect the tax character of all distributions paid in calendar year 2012.

In prior years, certain dividends paid by the Fund were generally taxed to individuals at a rate of 15%. For tax years beginning after December 31, 2012, such favorable treatment of dividend income is scheduled to expire as are certain other favorable tax provisions. As a result, absent congressional action, the maximum tax rate on dividend income will increase from 15% to 39.6%. Congress is considering various tax law changes that could alter these changes in tax rates or that could otherwise affect the Fund or its shareholders.

Annual report | Classic Value Fund	33

Board Consideration of and Continuation of Investment Advisory Agreement and Subadvisory Agreement

The Board of Trustees (the Board, the members of which are referred to as Trustees) of John Hancock Classic Value Fund (the Fund), a series of John Hancock Capital Series (the Trust), met in-person on May 6–8 and June 3–5, 2012 to consider the approval of the Fund’s investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser), the Fund’s investment adviser. The Board also considered the approval of the investment subadvisory agreement (the Subadvisory Agreement) among the Adviser, Pzena Investment Management, LLC (the Subadviser) and the Trust on behalf of the Fund. The Advisory Agreement and the Subadvisory Agreement are referred to as the Agreements.

Activities and composition of the Board

On June 3–5, 2012, the Board consisted of nine individuals, seven of whom were Independent Trustees. Independent Trustees are generally those individuals who are not employed by or have any significant business or professional relationship with the Adviser or the Subadviser. The Trustees are responsible for the oversight of operations of the Fund and perform various duties required of directors of investment companies by the Investment Company Act of 1940, as amended (the 1940 Act). The Independent Trustees have independent legal counsel to assist them in connection with their duties. The Board has appointed an Independent Trustee as Chairman. On June 3–5, 2012, the Board had four standing committees that were composed entirely of Independent Trustees: the Audit Committee; the Compliance Committee; the Nominating, Governance and Administration Committee; and the Contracts & Operations Committee. Additionally, on June 3–5, 2012, Investment Performance Committee B was a standing committee of the Board composed of Independent Trustees and one Trustee who is affiliated with the Adviser. Investment Performance Committee B was responsible for overseeing and monitoring matters relating to the investment performance of the Fund. The Board also designated an Independent Trustee as Vice Chairman to serve in the absence of the Chairman. The Board also designates working groups or ad hoc committees as it deems appropriate.

The approval process

Under the 1940 Act, the Board is required to consider the continuation of the Agreements each year. Throughout the year, the Board, acting directly and through its committees, regularly reviews and assesses the quality of the services that the Fund receives under these Agreements. The Board reviews reports of the Adviser at least quarterly, which include Fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year. The Board considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by the Adviser and Subadviser to the Fund and its shareholders.

Prior to the May 6–8, 2012 meeting, the Board requested and received materials specifically relating to the Agreements. The materials provided in connection with the May meeting included information compiled and prepared by Lipper, a Thomson Reuters company (Lipper), on Fund fees and expenses, and the investment performance of the Fund. This Fund information is assembled in a format that permits comparison with similar information from a Category and a subset of the Category referred to as the Expense Group, each as determined by Lipper, and with the Fund’s benchmark index. The Category includes all funds that invest similarly to the way the Fund invests. The Expense Group represents funds of similar size, excluding passively managed funds and funds-of-funds. The Fund’s benchmark index is an unmanaged index of securities that is provided as a basis for comparison with the Fund’s performance. Other material provided for the Fund review included (a) information on the profitability of the Agreements to the Adviser and a discussion of any additional benefits to the Adviser or Subadviser or their affiliates that result from being the Adviser or Subadviser to the Fund; (b) a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to other clients, such as

34	Classic Value Fund | Annual report

institutional clients and other investment companies, having similar investment mandates, as well as the performance of those other clients and a comparison of the services provided to those other clients and the services provided to the Fund; (c) the impact of economies of scale; (d) a summary of aggregate amounts paid by the Fund to the Adviser; and (e) sales and redemption data regarding the Fund’s shares.

At an in-person meeting held on May 6–8, 2012, the Board reviewed materials relevant to its consideration of the Agreements. As a result of the discussions that occurred during the May 6–8, 2012 meeting, the Board asked the Adviser for additional information on certain matters. The Adviser provided the additional information and the Board also considered this information as part of its consideration of the Agreements.

At an in-person meeting held on June 3–5, 2012, the Board, including the Independent Trustees, formally considered the continuation of the Advisory Agreement and the Subadvisory Agreement, each for an additional one-year term. The Board considered what it believed were key relevant factors that are described under separate headings presented below.

The Board also considered other matters important to the approval process, such as payments made to and by the Adviser or its affiliates relating to the distribution of Fund shares and other services. The Board reviewed services related to the valuation and pricing of Fund portfolio holdings. Other important matters considered by the Board were the direct and indirect benefits to the Adviser, the Subadviser and their affiliates from their relationship with the Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review.

Nature, extent and quality of services

The Board reviewed the nature, extent and quality of services provided by the Adviser and the Subadviser, including the investment advisory services and the resulting performance of the Fund.

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. It considered the background and experience of senior management and investment professionals responsible for managing the Fund. The Board considered the investment philosophy, research and investment decision-making processes of the Subadviser responsible for the daily investment activities of the Fund, including, among other things, portfolio trading capabilities, use of technology, commitment to compliance and approach to training and retaining portfolio managers and other research, advisory and management personnel.

The Board considered the Subadviser’s history and experience providing investment services to the Fund. The Board considered the Adviser’s investment manager analytical capabilities, market and economic knowledge and execution of its Subadviser oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs, record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the responsibilities of the Adviser’s and Subadviser’s compliance departments.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Fund by the Adviser under a separate agreement. The Board noted that the Adviser and its affiliates provide the Fund with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. The Board reviewed the structure and duties of the Adviser’s administration, accounting, legal and compliance departments and its affiliate’s transfer agency operations and considered the

Annual report | Classic Value Fund	35

Adviser’s and its affiliates’ policies and procedures for assuring compliance with applicable laws and regulations.

The Board also received information about the nature, extent and quality of services provided by and fee rates charged by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board reviewed a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to other clients having similar investment mandates, the services provided to those other clients as compared to the services provided to the Fund, the performance of those other clients as compared to the performance by the Fund and other factors relating to those other clients. The Board considered the significant differences between the Adviser’s and Subadviser’s services to the Fund and the services they provide to other clients. For other clients that are not mutual funds, the differences in services relate to the greater share purchase and redemption activity in a mutual fund, the generally higher turnover of mutual fund portfolio holdings, the more burdensome regulatory and legal obligations of mutual funds and the higher marketing costs for mutual funds. When compared to all clients including mutual funds, the Adviser has greater oversight and supervisory responsibility for the Fund and undertakes greater entrepreneurial risk as the sponsor of the Fund.

Fund performance

The Board was provided with reports, independently prepared by Lipper, which included a comprehensive analysis of the Fund’s performance. The Board also examined materials discussing Fund performance and the Fund’s investment objective, strategies and outlook. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by the Adviser, which analyzed various factors that may affect the Lipper rankings. The Board reviewed information regarding the investment performance of the Fund as compared to its Lipper Category as well as its benchmark index (see chart below). The Board was provided with a description of the methodology used by Lipper to select the funds in the Category. The Board also considered updated performance information provided by the Adviser at its May and June 2012 meetings. The Board regularly reviews the performance of the Fund throughout the year and attaches more importance to performance over relatively longer periods of time, typically three to five years.

Set forth below is the performance of the Fund over certain time periods ended December 31, 2011 and that of its Category average and benchmark index over the same periods:

	1 YEAR	3 YEAR	5 YEAR	10 YEAR

Classic Value Fund Class A Shares	–6.83%	13.67%	–7.60%	2.22%
Multi-Cap Value Category Average	–3.06%	13.93%	–2.00%	4.43%
Russell 1000 Value TR Index	0.39%	11.55%	–2.64%	3.89%

The Board noted that the Fund had underperformed its Category’s average performance and its benchmark index’s performance over all periods shown, other than the three-year period over which the Fund’s performance compared favorably with the Category’s average performance and the benchmark index’s performance. The Board was aware that the Subadviser’s deep value investment style may at times result in underperformance in relation to other value-oriented funds and the index. The Board was informed that the Fund was classified by Lipper in the Lipper Multi-Cap Value Category, which includes funds investing in securities of small capitalization companies. It was explained to the Board that small capitalization companies had performed well relative to large capitalization companies, and that the Fund’s lack of a significant weighting in stocks of small capitalization companies contributed to its underperformance versus the Category’s average performance. The Board noted the Fund’s recent performance improvement which the Board would continue to monitor.

36	Classic Value Fund | Annual report

Expenses and fees

The Board, including the Independent Trustees, reviewed the Fund’s contractual advisory fee rate payable by the Fund to the Adviser as compared with the other funds in its Expense Group. The Board also received information about the investment subadvisory fee rate payable by the Adviser to the Subadviser for investment subadvisory services. The Board considered the services provided and the fees charged by the Adviser and the Subadviser to other clients with similar investment mandates, including other registered investment companies, institutional investors and separate accounts.

In addition, the Board considered the cost of the services provided to the Fund by the Adviser. The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution fees and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, administration fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Expense Group median. The Board also considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and, if different, the Fund’s total operating expense ratio after taking into account any fee waiver or expense waiver agreement by the Adviser (Net Expense Ratio). The Board considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Expense Group median.

The Board noted that the Fund’s advisory fee ratio was nineteen basis points above the Expense Group median advisory fee ratio. The Board noted the following information about the Fund’s Gross and Net Expense Ratios for Class A shares contained in the Fund’s 2011 financial statements in relation with the Fund’s Expense Group median provided by Lipper in April 2012:

	FUND — CLASS A	EXPENSE GROUP MEDIAN

Advisory Fee Ratio	0.79%	0.60%
Gross Expense Ratio	1.30%	1.18%
Net Expense Ratio	1.30%	1.15%

The Board viewed favorably the Adviser’s contractual agreement to waive all or a portion of its advisory fees and to reimburse or pay operating expenses to the extent necessary to maintain the Fund’s Net Expense Ratio at 1.33% for Class A shares (and at varying levels for other classes), excluding certain expenses such as taxes, brokerage commissions, interest, litigation and extraordinary expenses, until February 28, 2013. The Board favorably considered the impact of this contractual agreement towards lowering the Fund’s Gross Expense Ratio.

The Board received and reviewed statements relating to the Adviser’s financial condition and was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by the Adviser for services under the Advisory Agreement, as well as from other relationships between the Fund and the Adviser and its affiliates. The Board reviewed the Adviser’s profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2011 compared to available aggregate profitability data provided for the year ended December 31, 2010. The Board reviewed the Adviser’s profitability with respect to other fund complexes managed by the Adviser and/or its affiliates. The Board reviewed the Adviser’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products.

The Board also considered a comparison of the Adviser’s profitability to that of a limited number of other investment advisers whose profitability information is publicly available. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Adviser, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is limited.

Annual report | Classic Value Fund	37

The Board did not consider profitability information with respect to the Subadviser, which is not affiliated with the Adviser. The Board considered that the subadvisory fee under the Subadvisory Agreement had been negotiated by the Adviser and the Subadviser on an arm’s-length basis. For this reason, the Subadviser’s separate profitability from its relationship with the Fund was not a factor in determining whether to renew the Subadvisory Agreement. In evaluating overall fees for investment management, the Board recognized the inherently higher cost structure of subadvised funds.

Economies of scale

The Board, including the Independent Trustees, considered the extent to which economies of scale might be realized as the assets of the Fund increase. Possible changes in the advisory fee rate or structure in order to enable the Fund to participate in these economies of scale (e.g., through the use of breakpoints in the advisory fee at higher asset levels) are periodically discussed. The Board also considered the Adviser’s overall operations and its ongoing investment in its business in order to expand the scale of, and improve the quality of, its operations that benefit the Fund.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual funds, but rather are incurred across a variety of products and services. To ensure that any economies are reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the contractual advisory fee rate.

Other benefits to the Adviser and the Subadviser

The Board understands that the Adviser, the Subadviser or their affiliates may derive other ancillary benefits from their relationship with the Fund, both tangible and intangible, such as their ability to leverage investment professionals who manage other portfolios, an increase in their profile in the investment advisory community and, in the case of the Adviser, the engagement of its affiliates and/or significant shareholders as service providers to the Fund, including for administrative, transfer agency and distribution services. The Board believes that certain of these benefits are difficult to quantify. The Board also was informed that the Subadviser may use third-party research obtained by soft dollars generated by certain mutual fund transactions to assist itself in managing all or a number of its other client accounts.

Board determination

The Board unanimously approved the continuation of the Advisory Agreement and the Subadvisory Agreement each for an additional one-year term. Based upon its evaluation of relevant factors in their totality, the Board was satisfied that the terms of the Agreements, including the advisory and subadvisory fee rates, were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or any group of factors as all-important or controlling, but considered all factors together. Different Trustees may have attributed different weights to the various factors considered. The Independent Trustees were also assisted by independent legal counsel in making this determination. The Trustees’ conclusions may be based in part on their consideration of these arrangements in prior years and on their ongoing regular review of Fund performance and operations throughout the year.

38	Classic Value Fund | Annual report

Special Shareholder Meeting

On November 15, 2012, a Special Meeting of the Shareholders of John Hancock Capital Series and each of its series, including John Hancock Classic Value Fund, was held at 601 Congress Street, Boston, Massachusetts, for the purpose of considering and voting on the following proposal:

Proposal: Election of thirteen (13) Trustees as members of the Board of Trustees of John Hancock Capital Series.

	TOTAL VOTES	TOTAL VOTES WITHHELD
	FOR THE NOMINEE	FROM THE NOMINEE

Independent Trustees
Charles L. Bardelis	93,253,845.75	1,003,192.75
Peter S. Burgess	93,284,442.42	972,596.08
William H. Cunningham	93,238,790.04	1,018,248.46
Grace K. Fey	93,266,253.59	990,784.90
Theron S. Hoffman	93,261,307.74	995,730.75
Deborah C. Jackson	93,277,843.63	979,194.87
Hassell H. McClellan	93,244,915.98	1,012,122.51
James M. Oates	93,261,039.57	995,998.93
Steven R. Pruchansky	93,233,715.95	1,023,322.55
Gregory A. Russo	93,345,049.67	911,988.82
Non-Independent Trustees
James R. Boyle	93,265,322.50	991,715.99
Craig Bromley	93,284,254.63	972,783.87
Warren A. Thomson	93,256,884.08	1,000,154.42

Annual report | Classic Value Fund	39

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund as of December 1, 2012. Officers elected by the Trustees manage the day-to-day operations of the Portfolio and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth	Trustee	Number of
Position(s) held with Fund	of the	John Hancock
Principal occupation(s) and other	Trust	funds overseen
directorships during past 5 years	since[1]	by Trustee

James M. Oates,[2] Born: 1946	2012	240

Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director,
Emerson Investment Management, Inc. (since 2000); Independent Chairman, Hudson Castle Group, Inc.
(formerly IBEX Capital Markets, Inc.) (financial services company) (1997–2011); Director, Stifel Financial
(since 1996); Director, Investor Financial Services Corporation (1995–2007); Director, Connecticut River
Bancorp (since 1998); Director, Virtus Funds (formerly Phoenix Mutual Funds) (since 1988). Trustee and Chairman of the Board, John Hancock retail funds (since 2012); Trustee, John Hancock Funds III
(2005–2006); Trustee (since 2004) and Chairman of the Board (since 2005), John Hancock Variable
Insurance Trust; Trustee and Chairman of the Board (since 2005), John Hancock Funds II.

Charles L. Bardelis,[2,3] Born: 1941	2012	240

Director, Island Commuter Corp. (marine transport). Trustee, John Hancock retail funds (since 2012);
Trustee, John Hancock Funds III (2005–2006); Trustee, John Hancock Variable Insurance Trust (since
1988); Trustee, John Hancock Funds II (since 2005).

Peter S. Burgess,[2,3] Born: 1942	2012	240

Consultant (financial, accounting and auditing matters) (since 1999); Certified Public Accountant;
Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln
Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (since 2010);
former Director, PMA Capital Corporation (2004–2010). Trustee, John Hancock retail funds (since 2012);
Trustee, John Hancock Funds III (2005–2006); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2005).

William H. Cunningham, Born: 1944	2005	240

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas
System and former President of the University of Texas, Austin, Texas; Director, LIN Television (since
2009); Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance);
Director, Resolute Energy Corporation (since 2009); Director, Southwest Airlines (since 2000);
former Director, Introgen (manufacturer of biopharmaceuticals) (until 2008); former Director, Hicks
Acquisition Company I, Inc. (until 2007); former Advisory Director, JP Morgan Chase Bank (formerly
Texas Commerce Bank–Austin) (until 2009). Trustee, John Hancock retail funds (since 1986); Trustee,
John Hancock Variable Insurance Trust (since 2012); Trustee, John Hancock Funds II (since 2012 and 2005–2006).

Grace K. Fey,[2] Born: 1946	2012	240

Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President,
Frontier Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009).
Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2008).

40	Classic Value Fund | Annual report

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Theron S. Hoffman,[2,3] Born: 1947	2012	240

Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd
Organization (consulting firm) (2003–2010); President, Westport Resources Management (investment management consulting firm) (2006–2008); Senior Managing Director, Partner and Operating Head,
Putnam Investments (2000–2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997–2000). Trustee, John Hancock retail funds (since 2012); Trustee,
John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

Deborah C. Jackson, Born: 1952	2008	240

President, Cambridge College, Cambridge, Massachusetts (since 2011); Chief Executive Officer,
American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation
(since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996–2009); Board of Directors of Boston Stock Exchange
(2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011).
Trustee, John Hancock retail funds (since 2008); Trustee of John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Hassell H. McClellan,[2] Born: 1945	2012	240

Associate Professor, The Wallace E. Carroll School of Management, Boston College (since 1984);
Trustee, Virtus Variable Insurance Trust (formerly Phoenix Edge Series Funds) (since 2008); Director,
The Barnes Group (since 2010). Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock
Funds III (2005–2006); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II
(since 2005).

Steven R. Pruchansky, Born: 1944	2005	240

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First
American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Director,
First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President,
Maxwell Building Corp. (until 1991). Trustee (since 1992) and Chairman of the Board (2011–2012),
John Hancock retail funds; Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II
(since 2012).

Gregory A. Russo, Born: 1949	2009	240

Director and Audit Committee Chairman (since 2012) and Member, Audit Committee and Finance
Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member of Finance Committee, The Moorings, Inc. (nonprofit continuing care community) (since 2012); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006);
Vice Chairman, Industrial Markets, KPMG (1998–2002); Chairman and Treasurer, Westchester
County, New York, Chamber of Commerce (1986–1992); Director, Treasurer and Chairman of
Audit and Finance Committees, Putnam Hospital Center (1989–1995); Director and Chairman of
Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990–1995).
Trustee, John Hancock retail funds (since 2008); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Annual report | Classic Value Fund	41

Non-Independent Trustees[4]

Name, Year of Birth	Trustee	Number of
Position(s) held with Fund	of the	John Hancock
Principal occupation(s) and other	Trust	funds overseen
directorships during past 5 years	since[1]	by Trustee

James R. Boyle,[2] Born: 1959	2012	240

Senior Executive Vice President, John Hancock Financial Services (since 1999, including prior positions);
Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC and John Hancock
Investment Management Services, LLC (2005–2010). Trustee, John Hancock retail funds (since 2012 and
2005–2010), Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

Craig Bromley,[2] Born: 1966	2012	240

President, John Hancock Financial Services (since 2012); Senior Executive Vice President and General
Manager, U.S. Division, John Hancock Financial Services (since 2012); President and Chief Executive
Officer, Manulife Insurance Company (Manulife (Japan) (2005–2010), including prior positions).
Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Warren A. Thomson,[2] Born: 1955	2012	240

Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation (since
2001, including prior positions); Director, Manulife Trust Company and Manulife Bank of Canada (since
2001, including prior positions); Director and Chairman, Manulife Asset Management (since 2001, including prior positions). Trustee, John Hancock retail funds, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Principal officers who are not Trustees

Name, Year of Birth		Officer
Position(s) held with Fund		of the
Principal occupation(s) and other		Trust
directorships during past 5 years		since

Hugh McHaffie, Born: 1959		2012

President
Executive Vice President, John Hancock Financial Services (since 2006, including prior positions);
Chairman and Director, John Hancock Advisers, LLC, John Hancock Investment Management Services,
LLC and John Hancock Funds, LLC (since 2010); President, John Hancock Advisers, LLC (since 2012);
President, John Hancock Investment Management Services, LLC (since 2010). President (since 2012) and former Trustee (2010–2012), John Hancock retail funds; President, John Hancock Variable Insurance
Trust and John Hancock Funds II (since 2009).

Andrew G. Arnott, Born: 1971		2009

Executive Vice President
Senior Vice President, John Hancock Financial Services (since 2009); Executive Vice President,
John Hancock Advisers, LLC (since 2005); Executive Vice President, John Hancock Investment
Management Services, LLC (since 2006); President, John Hancock Funds, LLC (since 2004, including prior positions); Executive Vice President, John Hancock retail funds (since 2007, including prior positions); Executive Vice President, John Hancock Variable Insurance Trust and John Hancock Funds II
(since 2007, including prior positions).

Thomas M. Kinzler, Born: 1955		2006

Secretary and Chief Legal Officer
Vice President, John Hancock Financial Services (since 2006); Secretary and Chief Legal Counsel,
John Hancock Funds, LLC (since 2007); Secretary and Chief Legal Officer, John Hancock retail funds,
John Hancock Variable Insurance Trust and John Hancock Funds II (since 2006).

42	Classic Value Fund | Annual report

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds, John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers,
LLC and John Hancock Investment Management Services, LLC (since 2005); Vice President and Chief
Compliance Officer, John Hancock Asset Management a division of Manulife Asset Management (US)
LLC (2005–2008).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial
Officer, John Hancock retail funds, John Hancock Variable Insurance Trust and John Hancock
Funds II (since 2007).

Salvatore Schiavone, Born: 1965	2009

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds (since 2007, including prior positions); Treasurer, John Hancock Variable
Insurance Trust (since 2010 and 2007–2009, including prior positions); Treasurer, John Hancock Fund II
(since 2010, including prior positions).

John Hancock retail funds is comprised of John Hancock Funds III and 33 other John Hancock funds consisting of 23 series of other John Hancock trusts and 10 closed-end funds.

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210–2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800–225-5291.

1 Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation or removal.

2 Became a Trustee of the Fund, effective December 1, 2012.

3 Member of Audit Committee.

4 Because Messrs. Bromley and Thomson are senior executives or directors and Mr. Boyle held prior positions as a senior executive or director with the Adviser and/or its affiliates, each of them is considered an “interested person,” as defined in the Investment Company Act of 1940, of the Fund.

Annual report | Classic Value Fund	43

More information

Trustees	Investment adviser
James M. Oates, Chairman	John Hancock Advisers, LLC
Charles L. Bardelis*
James R. Boyle†	Subadviser
Craig Bromley†	Pzena Investment Management, LLC
Peter S. Burgess*
William H. Cunningham	Principal distributor
Grace K. Fey	John Hancock Funds, LLC
Theron S. Hoffman*
Deborah C. Jackson	Custodian
Hassell H. McClellan	State Street Bank and Trust Company
Steven R. Pruchansky, Vice Chairman
Gregory A. Russo	Transfer agent
Warren A. Thomson†	John Hancock Signature Services, Inc.

Officers	Legal counsel
Hugh McHaffie	K&L Gates LLP
President
Independent registered
Andrew G. Arnott	public accounting firm
Executive Vice President	PricewaterhouseCoopers LLP

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-202-551-8090 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

44	Classic Value Fund | Annual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Classic Value Fund.	38A 10/12
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	12/12

ITEM 2. CODE OF ETHICS.

As of the end of the period, October 31, 2012, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Senior Financial Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Peter S. Burgess is the audit committee financial expert and is “independent”, pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant for the audits of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to the following for the fiscal years ended October 31, 2012 and 2011. These fees were billed to the registrant and were approved by the registrant’s audit committee.

Fund	October 31, 2012	October 31, 2011

John Hancock Classic Value Fund	$35,015	$26,857

John Hancock U.S. Global Leaders Growth Fund	33,834	25,706

Total	$68,849	$52,563

(b) Audit-Related Services

Audit-related service fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser (“control affiliates”) that provides ongoing services to the registrant. The nature of the services provided was affiliated service provider internal controls reviews. Amounts billed to the registrant were as follows:

Fund	October 31, 2012	October 31, 2011

John Hancock Classic Value Fund	$1,094	$2,238

John Hancock U.S. Global Leaders Growth Fund	1,094	2,238

Total	$2,188	$4,476

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning (“tax fees”) amounted to the following for the fiscal years ended October 31, 2012 and 2011. The nature of the services comprising the tax fees was the review of the registrant’s tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant’s audit committee.

Fund	October 31, 2012	October 31, 2011

John Hancock Classic Value Fund	$3,453	$3,352

John Hancock U.S. Global Leaders Growth Fund	3,696	3,588

Total	$7,149	$6,940

(d) All Other Fees

Other fees billed for professional services rendered by the principal accountant to the registrant or to the control affiliates for the fiscal years ended October 31, 2012 and 2011 amounted to the following:

Fund	October 31, 2012	October 31, 2011

John Hancock Classic Value Fund	$171	$205

John Hancock U.S. Global Leaders Growth Fund	171	205

Total	$342	$410

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the “Auditor”) relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust’s Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees, Tax Fees and All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant’s principal accountant, for the fiscal period ended October 31, 2012, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's accountant for non- audit services rendered to the registrant and rendered to the registrant's control affiliates for the fiscal years ended October 31, 2012 and 2011 amounted to the following:

Trust	October 31, 2012	October 31, 2011

John Hancock Capital Series	$3,663,425	$1,679,128

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant’s principal accountant(s) to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant(s)' independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Peter S. Burgess - Chairman
Charles L. Bardelis
Theron S. Hoffman

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to previously disclosed John Hancock Funds – Governance Committee Charter.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the

Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Governance Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Capital Series

By:	/s/ Hugh McHaffie
------------------------------
Hugh McHaffie
President

Date:	December 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hugh McHaffie
-------------------------------
Hugh McHaffie
President

Date:	December 20, 2012

By:	/s/ Charles A. Rizzo
--------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	December 20, 2012